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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 to June 30, 2008

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2008

Classes I and S

■ ING VP Real Estate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Example	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Portfolio of Investments	18

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to "time" buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the "best" 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the "best" 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those "best" days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun Mathews,
CEO
ING Funds
August 8, 2008

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  Bloomberg calculations based on performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") between December 31, 1997 and December 31, 2007.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International ("MSCI") World® Index(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product ("GDP") grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch's $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody's Investors Service ("Moody's") put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the "Fed") acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee ("FOMC") cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns' forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index ("CPI") inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor's 500® ("S&P 500®") Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the "Bank") cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio's performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolio's expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class I	$1,000.00	$980.30	0.97%	$4.78
Class S	1,000.00	979.20	1.22	6.00
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.04	0.97%	$4.87
Class S	1,000.00	1,018.80	1.22	6.12

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

ASSETS:
Investments in securities at value*	$104,492,815
Short-term investments at amortized cost	2,046,898
Cash	504,693
Receivables:
Fund shares sold	86,087
Dividends and interest	432,828
Prepaid expenses	1,331
Total assets	107,564,652
LIABILITIES:
Payable for fund shares redeemed	78,541
Payable to affiliates	92,101
Payable for trustee fees	2,996
Other accrued expenses and liabilities	34,511
Total liabilities	208,149
NET ASSETS	$107,356,503
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$118,884,788
Undistributed net investment income	384,105
Accumulated net realized loss on investments	(2,063,776)
Net unrealized depreciation on investments	(9,848,614)
NET ASSETS	$107,356,503
*Cost of investments in securities	$114,341,429
Class I:
Net assets	$71,836,580
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	4,816,931
Net asset value and redemption price per share	$14.91
Class S:
Net assets	$35,519,923
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,385,578
Net asset value and redemption price per share	$14.89

See Accompanying Notes to Financial Statements
5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends	$1,793,910
Interest	21,642
Total investment income	1,815,552
EXPENSES:
Investment management fees	516,871
Distribution and service fees	47,670
Transfer agent fees	399
Administrative service fees	66,734
Shareholder reporting expense	23,762
Professional fees	16,160
Custody and accounting expense	14,856
Trustee fees	3,276
Miscellaneous expense	3,548
Interest expense	1,224
Total expenses	694,500
Net investment income	1,121,052
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(16,346,990)
Net change in unrealized appreciation or depreciation on investments	14,768,977
Net realized and unrealized loss on investments	(1,578,013)
Decrease in net assets resulting from operations	$(456,961)

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$1,121,052	$2,558,221
Net realized gain (loss) on investments	(16,346,990)	17,030,634
Net change in unrealized appreciation or depreciation on investments	14,768,977	(56,932,333)
Decrease in net assets resulting from operations	(456,961)	(37,343,478)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(576,361)	(2,063,859)
Class S	(160,586)	(494,362)
Net realized gains:
Class I	—	(7,768,923)
Class S	—	(2,314,524)
Total distributions	(736,947)	(12,641,668)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,086,693	136,573,679
Reinvestment of distributions	736,947	12,641,668
	28,823,640	149,215,347
Cost of shares redeemed	(70,965,149)	(123,636,439)
Net increase (decrease) in net assets resulting from capital share transactions	(42,141,509)	25,578,908
Net decrease in net assets	(43,335,417)	(24,406,238)
NET ASSETS:
Beginning of period	150,691,920	175,098,158
End of period	$107,356,503	$150,691,920
Undistributed net investment income at end of period	$384,105	$—

See Accompanying Notes to Financial Statements
7

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				May 3, 2004(1) to December 31,
	2008	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$15.28	19.62	14.96	13.62		10.00
Income (loss) from investment operations:
Net investment income	$0.14 *	0.25 *	0.24	0.21	*	0.34 *
Net realized and unrealized gain (loss) on investments	$(0.43)	(3.36)	5.12	1.47		3.64
Total from investment operations	$(0.29)	(3.11)	5.36	1.68		3.98
Less distributions from:
Net investment income	$0.08	0.25	0.40	0.34		0.14
Net realized gains on investments	$—	0.98	0.30	—		0.15
Return of capital	$—	—	—	—		0.07
Total distributions	$0.08	1.23	0.70	0.34		0.36
Net asset value, end of the period	$14.91	15.28	19.62	14.96		13.62
Total Return(2)%	(1.97)	(16.16)	36.17	12.49		40.01
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$71,837	112,840	132,520	57,410		31,355
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	0.92	0.93	0.96		1.53
Net expenses after expense reimbursement/recoupment(3)(4)%	0.97	0.92	0.93	1.04		1.05
Net investment income after expense reimbursement/recoupment(3)(4)%	1.76	1.36	1.25	1.49	†	4.79
Portfolio turnover rate %	45	107	37	48		30

	Class S
	Six Months Ended June 30,	Year Ended December 31,		May 13, 2005(1) to December 31,
	2008	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of the period	$15.27	19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.11 *	0.21	0.22	0.28	*
Net realized and unrealized gain (loss) on investments	$(0.42)	(3.35)	5.09	1.86
Total from investment operations	$(0.31)	(3.14)	5.31	2.14
Less distributions from:
Net investment income	$0.07	0.21	0.36	0.30
Net realized gains on investments	$—	0.98	0.30	—
Total distributions	$0.07	1.19	0.66	0.30
Net asset value, end of the period	$14.89	15.27	19.60	14.95
Total Return(2)%	(2.08)	(16.34)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$35,520	37,852	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.22	1.17	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.22	1.17	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	1.48	1.16	1.05	2.97	†
Portfolio turnover rate %	45	107	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the period ended December 31, 2005 was to decrease net investment income per share by $0.26 and $0.17 and increase net realized and unrealized gain on investments by $0.26 and $0.17 and decrease the ratio of net investment income to average net assets from 3.38% to 1.49% and 4.78% to 2.97% on Class I and Class S, respectively.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. There are six investment series which comprise the Trust. This report is for ING VP Real Estate Portfolio ("VP Real Estate" or "Portfolio"), a non-diversified series of the Trust. The investment objective of the Portfolio is to seek total return.

The Portfolio offers Class I shares and Class S shares. The classes generally differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. Common expenses of the Portfolio (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to the Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolio may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has engaged ING Clarion Real Estate Securities L.P. ("ING CRES"), a Delaware limited partnership, to serve as sub-adviser to the Portfolio. ING Investments and ING CRES are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Portfolio of Investments.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolio. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

The Portfolio estimates components of distributions from real estate investment trusts ("REITs"). Such estimates are adjusted to actual upon public disclosure from the REIT. Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Portfolio no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

E.  Futures Contracts. The Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.  Distributions to Shareholders. The Portfolio records distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Portfolio. The Portfolio distributes capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

G.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

J.  Securities Lending. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

K.  Illiquid and Restricted Securities. The Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in the Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to segregate liquid assets sufficient to cover the purchase price.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

N.  Swap Contracts. The Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statement of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statement of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statement of Operations. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were $59,474,300 and $98,775,639, respectively.

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.80% on the first $100 million and 0.70% in excess of $100 million of average daily net assets.

ING CRES serves as sub-adviser to the Portfolio pursuant to a sub-advisory agreement with the Investment Adviser.

ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from the Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

brokerage commission (in the form of a credit to the Portfolio) paid to the broker-dealer to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Investment Adviser or sub-adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class S shares of the Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolio and delivering Portfolio documents.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2008, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
$74,503	$9,472	$8,126	$92,101

At June 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of VP Real Estate:

ING Life Insurance and Annuity Company (55.30%).

ING Solution Income Portfolio (8.51%).

ING USA Annuity and Life Insurance (7.39%).

Security Life Insurance Company (13.01%).

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the Portfolio under which it will limit the expenses of the Portfolio, excluding interest expense, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class I	Class S
1.05%	1.30%

The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2008, the Portfolio did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

NOTE 8 — LINE OF CREDIT

The Portfolio included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon Corporation for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolio; and (3) enable the Portfolio to meet other emergency expenses as defined in the Credit Agreement. The Portfolio to which the line of credit is available pays a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Portfolio utilized the line of credit during the six months ended June 30, 2008:

Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
1	$16,000,000	2.80%

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Real Estate (Number of Shares)
Shares sold	538,787	1,052,599	1,246,464	6,046,931
Reinvestment of distributions	9,786	172,125	35,080	598,537
Shares redeemed	(642,059)	(918,209)	(3,847,657)	(6,016,652)
Net increase (decrease) in shares outstanding	(93,486)	306,515	(2,566,113)	628,816
VP Real Estate ($)
Shares sold	$8,577,915	$20,066,530	$19,508,778	$116,507,149
Reinvestment of distributions	160,586	2,808,887	576,361	9,832,781
Shares redeemed	(9,867,009)	(17,023,202)	(61,098,140)	(106,613,237)
Net increase (decrease)	$(1,128,508)	$5,852,215	$(41,013,001)	$19,726,693

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Concentration. The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended June 30, 2008	Year Ended December 31, 2007
Ordinary Income	Ordinary Income	Long-Term Capital Gains
$736,947	$2,558,221	$10,083,447

The tax-basis components of distributable earnings as of December 31, 2007 were:

Undistributed Long-Term Capital Gains	Unrealized Depreciation
$18,952,898	$(29,287,275)

The Portfolio's major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 12 — SUBSEQUENT EVENT

Subject to shareholder approval, the Board has approved the reorganization of the Portfolio with and into ING Global Real Estate Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008.

Dividends: Subsequent to June 30, 2008, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Long-Term Capital Gains	Payable Date	Record Date
Class I	$0.1892	$2.6328	July 3, 2008	June 30, 2008
Class S	$0.1784	$2.6328	July 3, 2008	June 30, 2008

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has analyzed the tax positions of the Portfolio. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolio is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

17

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 97.3%
	Apartments: 16.3%
42,060	AvalonBay Communities, Inc.	$3,750,070
60,400	BRE Properties, Inc.	2,614,112
102,600	Equity Residential	3,926,502
26,780	Essex Property Trust, Inc.	2,852,070
30,200	Home Properties, Inc.	1,451,412
9,900	Post Properties, Inc.	294,525
119,100	UDR, Inc.	2,665,458
		17,554,149
	Diversified: 9.4%
42,900	Digital Realty Trust, Inc.	1,755,039
80,600	Liberty Property Trust	2,671,890
64,600	Vornado Realty Trust	5,684,797
		10,111,726
	Health Care: 11.6%
86,400	HCP, Inc.	2,748,384
42,600	Health Care Real Estate Investment Trust, Inc.	1,895,700
72,200	Nationwide Health Properties, Inc.	2,273,578
63,100	Omega Healthcare Investors, Inc.	1,050,615
104,600	Ventas, Inc.	4,452,822
		12,421,099
	Hotels: 5.0%
37,800	FelCor Lodging Trust, Inc.	396,900
306,861	Host Hotels & Resorts, Inc.	4,188,653
7,520	LaSalle Hotel Properties	188,978
64,600	Strategic Hotel Capital, Inc.	605,302
		5,379,833

Shares			Value
		Office Property: 11.9%
56,300		BioMed Realty Trust, Inc.	$1,381,039
59,300		Boston Properties, Inc.	5,350,046
21,850		Corporate Office Properties Trust SBI MD	750,111
60,400		Douglas Emmett, Inc.	1,326,988
39,100		Highwoods Properties, Inc.	1,228,522
26,900		Kilroy Realty Corp.	1,265,107
17,500		SL Green Realty Corp.	1,447,600
			12,749,413
		Regional Malls: 18.5%
44,100		CBL & Associates Properties, Inc.	1,007,244
90,100		General Growth Properties, Inc.	3,156,203
47,500		Macerich Co.	2,951,175
114,800		Simon Property Group, Inc.	10,319,372
50,100		Taubman Centers, Inc.	2,437,365
			19,871,359
		Shopping Centers: 12.4%
36,400		Acadia Realty Trust	842,660
56,700		Federal Realty Investment Trust	3,912,300
76,257		Kimco Realty Corp.	2,632,392
63,600		Regency Centers Corp.	3,760,032
60,000		Tanger Factory Outlet Centers, Inc.	2,155,800
			13,303,184
		Storage: 6.0%
85,200		Extra Space Storage, Inc.	1,308,672
63,716		Public Storage, Inc.	5,147,616
			6,456,288
		Warehouse/Industrial: 6.2%
31,800		AMB Property Corp.	1,602,084
92,800		Prologis	5,043,680
			6,645,764
		Total Real Estate Investment Trusts ( Cost $114,341,429 )	104,492,815
Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.9%
		U.S. Government Agency Obligations: 1.9%
$2,047,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$2,046,898
		Total Short-Term Investments ( Cost $2,046,898 )	2,046,898

Total Investments in Securities (Cost $116,388,327)*	99.2%	$106,539,713
Other Assets and Liabilities - Net	0.8	816,790
Net Assets	100.0%	$107,356,503

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $128,189,347.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$911,617
Gross Unrealized Depreciation	(22,561,251)
Net Unrealized Depreciation	$(21,649,634)

See Accompanying Notes to Financial Statements
18

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$104,492,815	$—
Level 2 — Other Significant Observable Inputs	2,046,898	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$106,539,713	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements
19

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10236

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UREA  (0608-081508)

Semi-Annual Report

June 30, 2008

Classes ADV, I and S

ING Variable Products Trust

Domestic Equity and Income Portfolio

■ ING VP Real Estate Portfolio

Domestic Equity Growth Portfolios

■ ING VP MidCap Opportunities Portfolio

■ ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolio

■ ING VP Financial Services Portfolio

Fixed-Income Portfolio

■ ING VP High Yield Bond Portfolio

International Equity Portfolio

■ ING VP International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	9

Statements of Changes in Net Assets	11

Financial Highlights	14

Notes to Financial Statements	22

Portfolios of Investments	36

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

The first half of the year has been a challenging period for investors. We have seen a variety of industries impacted by an economic uncertainty and market volatility.

Often what happens in these situations is that anxiety clouds sound investment principles. Market corrections are a natural part of the investing and attempts to "time" buy-and-sell decisions often backfire and, in fact, hinder achieving long-term investment goals. Research bears this out. Based on Bloomberg research, if you were fully invested in domestic equities between December 1997 and December 2007, a $10,000 investment would have grown to more than $17,000. However, had you missed the "best" 10 days of that ten-year period, your $10,000 would have grown to less than $12,000. Missing the "best" 20 days of that ten-year cycle would have been even costlier, resulting in your original $10,000 investment being worth less than $8,000.(1)

No one knows when those "best" days will occur, but history tells us that, when investing, staying focused on the long term may be the prudent strategy.

ING encourages you to take this opportunity to meet with your financial professionals to ensure your portfolio reflects your goals and risk tolerance. In doing this, many investors discover that building a well-diversified investment portfolio, one made up of allocations to a wide range of asset classes, may be the best way to withstand market volatility.

At ING Funds we strive to offer our clients quality investments. I thank you for your continued support and confidence and we look forward to serving you in the future.

Sincerely,

Shaun P. Mathews
President
ING Funds
August 8, 2008

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  Bloomberg calculations based on performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") between December 31, 1997 and December 31, 2007.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

The first half of 2008 carried on where 2007 left off, with mutually reinforcing financial dislocation and economic weakness driving investors from risky assets. A six-week rally fizzled in mid-May and global equities in the form of the Morgan Stanley Capital International ("MSCI") World® Index(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) declined, returning (12.8)% through June 30, 2008. In currencies, the dollar fell 6.8% and 5.5% against the euro and yen respectively, but edged up 0.1% against the pound, as the UK economy faced challenges roughly similar to those in the United States.

It was clear that the credit crisis that surfaced in 2007 had its roots in the real economy, as the drumbeat of news was monotonously bad.

The housing market continued its inexorable march down. By the end of June, house prices were down 15.3% year-over-year, by one measure. The pace of new home sales was the second lowest since 1991, and although existing home sales rebounded from the slowest pace in nine years, it was pointed out that about one-third of purchases reflected foreclosures or other distressed sales.

The February 2008 payrolls report showed the first fall in over four years. Payrolls fell again in the next four reports. The June unemployment report disclosed the biggest increase in two decades: by 0.5% to 5.5%.

First quarter gross domestic product ("GDP") grew at just 0.96% annualized, with profits from current production down for the third straight quarter.

Back in the financial sector, write-downs of asset-backed securities continued apace, but with some unsettling variations on the theme. Merrill Lynch's $10 to $20 billion of write-downs included the guarantees of monoline insurers. Moody's Investors Service ("Moody's") put their Aaa ratings up for review on January 17, 2008. Now the status and viability of insured municipal debt, which reflects the credit rating of the insurers, was in doubt.

The following Monday, with U.S. exchanges closed for a holiday, major international stock markets sold off by about 6%. On Tuesday, the Federal Reserve Board (the "Fed") acted, cutting the federal funds and discount rates by 75 basis points. Eight days later, at their regular meeting, the Federal Open Market Committee ("FOMC") cut the federal funds and discount rates again, this time by 50 basis points.

Despite stubbornly high inflation, there was now no doubt about the required direction of policy. Congress agreed in February 2008 to spend $117 billion in tax rebates as part of a $168 billion plan to stimulate the economy. In March 2008, the Fed reduced the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%. Events took another remarkable turn when Bear Stearns, an investment bank near the eye of the storm since the credit crisis blew in, was laid low in days by rumors of insolvency due to liquidity problems. Over a weekend, the Fed brokered the sale of Bear Stearns, a $90 stock in December 2007, to JP Morgan for just $10 per share.

The trauma of Bear Stearns' forced sale proved that some market players were indeed too connected to fail. The Fed followed this up by opening the discount window to other primary dealers. This might at least draw a line under the threat of systemic failure that Bear Stearns may have posed. The relief rally was sustained on the last day of April 2008 when the FOMC reduced the federal funds rate by 0.25% to 2%, and barely hinted that they might be done.

However, the underlying problems had not disappeared and the rally soon failed. The price of oil was still moving up and on the second to last day of June settled above $140 per barrel for the first time. But it was really all commodities, as well as food, whose prices were on the rise. It was little surprise when headline Consumer Price Index ("CPI") inflation was reported in June at 4.2% year-over-year, and June ended with consumer confidence the lowest since May 1980.

In U.S. fixed income markets, a flight to safety in the first quarter was partly reversed. Treasury Bill yields fell 143 basis points to 1.71%, while 10-year Treasury Note yields lost 5 basis points to 3.98%. The Lehman Brothers® U.S. Aggregate Bond ("LBAB") Index(2) of investment grade bonds returned 1.13% through June 30, 2008, but the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(3) returned (1.08)% for the same period.

U.S. equities, represented by the Standard & Poor's 500® ("S&P 500®") Composite Stock Price Index(4) including dividends, returned (11.9)% through June 30, 2008. Profits for S&P 500® companies suffered their third straight quarter of decline, latterly by more than 25%. In both returns and profits, it was the financials within the S&P 500® Index that led the way down, often cutting dividends along the way.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2008

In international markets, the MSCI Japan® Index(5) returned (10.4)% through June 30, 2008. While there was some encouraging news like quarterly GDP growth of 1%, its main source, exports, faced the twin threats of a slowing world economy and a higher yen. The MSCI Europe ex UK® Index(6) returned (19.6)% through June 30, 2008. Business and consumer confidence faded as banks continued to write down asset-backed securities in huge volumes and toughened credit standards. Consumer price inflation driven by food and energy surged to 4.0%, a 16-year high, and the European Central Bank threatened a July rate increase. In the UK, the MSCI UK® Index(7) returned (11.2)% through June 30, 2008. The country remained in the grip of the worst housing slump since the early 1990s and house prices fell year-over-year at the fastest rate since 1992. The Bank of England (the "Bank") cut rates twice to 5.0%, but with inflation now up to 3.3%, it was clear that the Bank was out of ammunition.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Real Estate Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class I	$1,000.00	$980.30	0.97%	$4.78
Class S	1,000.00	979.20	1.22	6.00
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.04	0.97%	$4.87
Class S	1,000.00	1,018.80	1.22	6.12
ING VP MidCap Opportunities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$935.30	1.27%	$6.11
Class I	1,000.00	938.60	0.77	3.71
Class S	1,000.00	937.60	0.92	4.43
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.45	1.27%	$6.37
Class I	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,020.29	0.92	4.62

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 ro reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP SmallCap Opportunities Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2008*
Actual Portfolio Return
Class I	$1,000.00	$949.50	0.90%	$4.36
Class S	1,000.00	948.30	1.10	5.33
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.39	0.90%	$4.52
Class S	1,000.00	1,019.39	1.10	5.52
ING VP Financial Services Portfolio
Actual Portfolio Return
Class I	$1,000.00	$781.50	0.80%	$3.54
Class S	1,000.00	779.90	1.05	4.65
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.89	0.80%	$4.02
Class S	1,000.00	1,019.64	1.05	5.27
ING VP High Yield Bond Portfolio
Actual Portfolio Return
Class I	$1,000.00	$968.70	0.72%	$3.52
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.28	0.72%	$3.62
ING VP International Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$879.80	1.50%	$7.01
Class I	1,000.00	883.20	1.00	4.68
Class S	1,000.00	883.90	1.20	5.62
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.40	1.50%	$7.52
Class I	1,000.00	1,019.89	1.00	5.02
Class S	1,000.00	1,018.90	1.20	6.02

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 ro reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

Effective April 28, 2008, the contractual obligations for ING VP MidCap Opportunities Portfolio have changed. If these changes had been in place during the entire six-month period, actual and hypothetical ending account balances annualized expense ratio and expenses paid would have been as follows:

ING VP MidCap Opportunities Portfolio	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio (adjusted for contractual changes)	Expenses Paid During the Six Months Ended June 30, 2008**
Actual Fund Return
Class ADV	$1,000.00	$935.30	1.14%	$5.49
Class I	1,000.00	938.60	0.64	3.08
Class S	1,000.00	937.60	0.89	4.29
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.19	1.14%	$5.72
Class I	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.44	0.89	4.47

**  Expenses are equal to each Portfolio's respective annualized expense ratios, adjusted for contractual changes, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING VP Real Estate Portfolio	ING VP MidCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio	ING VP Financial Services Portfolio
ASSETS:
Investments in securities at value+*	$104,492,815	$628,617,946	$166,302,960	$64,188,614
Short-term investments in affiliates at amortized cost	—	21,934,000	3,600,000	3,050,000
Short-term investments at amortized cost	2,046,898	31,874,958	41,848,402	294,000
Cash	504,693	427	900,426	69
Foreign currencies at value**	—	50,178	—	188
Receivables:
Investment securities sold	—	24,591,730	5,401,706	—
Fund shares sold	86,087	283,183	49,449	1,049,448
Dividends and interest	432,828	320,853	74,398	118,828
Prepaid expenses	1,331	4,619	1,688	661
Reimbursement due from manager	—	103,022	—	7,018
Total assets	107,564,652	707,780,916	218,179,029	68,708,826
LIABILITIES:
Payable for investment securities purchased	—	27,286,992	6,008,331	—
Payable for fund shares redeemed	78,541	891,452	647,908	—
Payable upon receipt of securities loaned	—	28,635,958	41,028,402	—
Payable to affiliates	92,101	540,483	139,638	67,296
Payable for trustee fees	2,996	1,254	5,811	2,770
Other accrued expenses and liabilities	34,511	37,023	71,063	38,683
Total liabilities	208,149	57,393,162	47,901,153	108,749
NET ASSETS	$107,356,503	$650,387,754	$170,277,876	$68,600,077
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$118,884,788	$664,509,847	$144,839,853	$86,515,265
Undistributed net investment income (accumulated net investment loss)	384,105	(87,960)	(147,986)	494,254
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(2,063,776)	(24,268,133)	26,140,472	992,212
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,848,614)	10,234,000	(554,463)	(19,401,654)
NET ASSETS	$107,356,503	$650,387,754	$170,277,876	$68,600,077
+ Including securities loaned at value	$—	$27,356,675	$39,423,463	$—
* Cost of investments in securities	$114,341,429	$618,383,856	$166,857,423	$83,590,274
** Cost of foreign currencies	$—	$50,268	$—	$186
Class ADV:
Net assets	n/a	$1,194	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	125	n/a	n/a
Net asset value and redemption price per share	n/a	$9.54	n/a	n/a
Class I:
Net assets	$71,836,580	$253,152,795	$82,691,508	$4,621,058
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	4,816,931	26,289,848	3,963,073	551,058
Net asset value and redemption price per share	$14.91	$9.63	$20.87	$8.39
Class S:
Net assets	$35,519,923	$397,233,765	$87,586,368	$63,979,019
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,385,578	41,955,370	4,259,552	7,641,757
Net asset value and redemption price per share	$14.89	$9.47	$20.56	$8.37

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2008 (UNAUDITED)

	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
ASSETS:
Investments in securities at value+*	$68,034,102	$542,221,999
Short-term investments in affiliates at amortized cost	675,000	23,650,000
Short-term investments at amortized cost	354,000	89,250,443
Cash	569,423	675,984
Foreign currencies at value**	—	1,865,137
Receivables:
Investment securities sold	429,000	4,330,753
Fund shares sold	—	198,622
Dividends and interest	1,417,002	2,092,301
Unrealized appreciation on forward foreign currency contracts	—	2,521,859
Unrealized appreciation on swap agreements	655,685	—
Prepaid expenses	1,067	5,068
Reimbursement due from manager	5,410	13,259
Total assets	72,140,689	666,825,425
LIABILITIES:
Payable for investment securities purchased	250,000	38,947,857
Payable for fund shares redeemed	93,666	1,582,742
Payable upon receipt of securities loaned	—	69,963,443
Upfront payments received on swap agreements	338,750	—
Unrealized depreciation on swap agreements	508,273	—
Income distribution payable	1,665,635	—
Payable to affiliates	43,061	435,312
Payable for trustee fees	2,654	6,476
Other accrued expenses and liabilities	39,006	194,681
Total liabilities	2,941,045	111,130,511
NET ASSETS	$69,199,644	$555,694,914
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$84,967,213	$522,468,312
Undistributed net investment income (distributions in excess of net investment income/accumulated net investment loss)	(81,485)	7,417,811
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	(10,997,239)	64,563,738
Net unrealized appreciation and depreciation on investments, foreign currency related transactions, swaps, and written options	(4,688,845)	(38,754,947)
NET ASSETS	$69,199,644	$555,694,914
+ Including securities loaned at value	$—	$67,085,145
* Cost of investments in securities	$72,870,359	$583,576,973
** Cost of foreign currencies	$—	$1,856,413
Class ADV:
Net assets	n/a	$844
Shares authorized	n/a	unlimited
Par value	n/a	$0.01
Shares outstanding	n/a	68
Net asset value and redemption price per share	n/a	$12.49
Class I:
Net assets	$69,199,644	$541,282,700
Shares authorized	unlimited	unlimited
Par value	$0.01	$0.01
Shares outstanding	25,919,451	43,149,516
Net asset value and redemption price per share	$2.67	$12.54
Class S:
Net assets	n/a	$14,411,370
Shares authorized	n/a	unlimited
Par value	n/a	$0.01
Shares outstanding	n/a	1,135,505
Net asset value and redemption price per share	n/a	$12.69

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING VP Real Estate Portfolio	ING VP MidCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio	ING VP Financial Services Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,793,910	$1,193,437	$516,325	$1,181,855
Interest	21,642	12,368	8,700	5,046
Securities lending income	—	109,564	174,379	—
Total investment income	1,815,552	1,315,369	699,404	1,186,901
EXPENSES:
Investment management fees	516,871	1,217,124	636,322	293,869
Distribution and service fees:
Class ADV	—	4	—	—
Class S	47,670	201,900	114,808	92,437
Transfer agent fees	399	197	146	214
Administrative service fees	66,734	167,006	84,842	39,182
Shareholder reporting expense	23,762	12,458	20,669	9,258
Professional fees	16,160	14,888	18,459	8,740
Custody and accounting expense	14,856	9,579	15,278	7,629
Trustee fees	3,276	2,321	3,640	2,088
Miscellaneous expense	3,548	3,854	4,298	2,246
Interest expense	1,224	333	304	89
Total expenses	694,500	1,629,664	898,766	455,752
Net waived and reimbursed fees	—	(226,335)	(40,654)	(49,110)
Net expenses	694,500	1,403,329	858,112	406,642
Net investment income (loss)	1,121,052	(87,960)	(158,708)	780,259
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain (loss) on:
Investments	(16,346,990)	123,138	1,732,426	(2,026,945)
Foreign currency related transactions	—	—	—	5,717
Net realized gain (loss) on investments and foreign currency related transactions	(16,346,990)	123,138	1,732,426	(2,021,228)
Net change in unrealized appreciation or depreciation on:
Investments	14,768,977	(14,001,071)	(11,615,024)	(17,439,922)
Foreign currency related transactions	—	—	—	9
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	14,768,977	(14,001,071)	(11,615,024)	(17,439,913)
Net realized and unrealized loss on investments and foreign currency related transactions	(1,578,013)	(13,877,933)	(9,882,598)	(19,461,141)
Decrease in net assets resulting from operations	$(456,961)	$(13,965,893)	$(10,041,306)	$(18,680,882)
* Foreign taxes withheld	$—	$3,836	$—	$4,896
(1) Dividends from affiliates	$—	$193,787	$51,355	$61,332

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$35,660	$10,330,331
Interest	3,572,575	571,495
Securities lending income	—	443,022
Total investment income	3,608,235	11,344,848
EXPENSES:
Investment management fees	228,057	2,202,776
Distribution and service fees:
Class ADV	—	4
Class S	3	17,547
Transfer agent fees	194	221
Administrative service fees	39,320	259,147
Shareholder reporting expense	13,256	52,598
Registration fees	—	197
Professional fees	11,648	44,164
Custody and accounting expense	11,830	122,543
Trustee fees	1,274	7,462
Miscellaneous expense	4,440	11,890
Interest expense	2,012	318
Total expenses	312,034	2,718,867
Net waived and reimbursed fees	(28,735)	(107,348)
Net expenses	283,299	2,611,519
Net investment income	3,324,936	8,733,329
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS:
Net realized loss on:
Investments	(4,331,044)	(11,516,186)
Foreign currency related transactions	(1,113)	(155,719)
Futures	(61,931)	—
Swaps	(281,960)	—
Net realized loss on investments, foreign currency related transactions, futures, and swaps	(4,676,048)	(11,671,905)
Net change in unrealized appreciation or depreciation on:
Investments	(1,047,505)	(64,423,105)
Foreign currency related transactions	—	2,602,974
Swaps	4,007	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and swaps	(1,043,498)	(61,820,131)
Net realized and unrealized loss on investments, foreign currency related transactions, futures, and swaps	(5,719,546)	(73,492,036)
Decrease in net assets resulting from operations	$(2,394,610)	$(64,758,707)
* Foreign taxes withheld	$—	$1,190,245
(1) Dividends from affiliates	$30,138	$399,280

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Real Estate Portfolio		ING VP MidCap Opportunities Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$1,121,052	$2,558,221	$(87,960)	$(481,868)
Net realized gain (loss) on investments	(16,346,990)	17,030,634	123,138	23,754,020
Net change in unrealized appreciation or depreciation on investments	14,768,977	(56,932,333)	(14,001,071)	540,832
Increase (decrease) in net assets resulting from operations	(456,961)	(37,343,478)	(13,965,893)	23,812,984
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(576,361)	(2,063,859)	—	—
Class S	(160,586)	(494,362)	—	—
Net realized gains:
Class I	—	(7,768,923)	—	—
Class S	—	(2,314,524)	—	—
Total distributions	(736,947)	(12,641,668)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,086,693	136,573,679	188,991,553	22,816,062
Proceeds from shares issued in merger (Note 13)	—	—	376,785,676	—
Reinvestment of distributions	736,947	12,641,668	—	—
	28,823,640	149,215,347	565,777,229	22,816,062
Cost of shares redeemed	(70,965,149)	(123,636,439)	(26,374,974)	(26,642,565)
Net increase (decrease) in net assets resulting from capital share transactions	(42,141,509)	25,578,908	539,402,255	(3,826,503)
Net increase (decrease) in net assets	(43,335,417)	(24,406,238)	525,436,362	19,986,481
NET ASSETS:
Beginning of period	150,691,920	175,098,158	124,951,392	104,964,911
End of period	$107,356,503	$150,691,920	$650,387,754	$124,951,392
Undistributed net investment income (accumulated net investment loss) at end of period	$384,105	$—	$(87,960)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP SmallCap Opportunities Portfolio		ING VP Financial Services Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income (loss)	$(158,708)	$(110,075)	$780,259	$1,211,699
Net realized gain (loss) on investments and foreign currency related transactions	1,732,426	29,418,968	(2,021,228)	3,212,920
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(11,615,024)	(9,571,655)	(17,439,913)	(15,091,669)
Increase (decrease) in net assets resulting from operations	(10,041,306)	19,737,238	(18,680,882)	(10,667,050)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(18,527)	(68,537)
Class S	—	—	(278,657)	(1,193,337)
Net realized gains:
Class I	—	—	—	(210,429)
Class S	—	—	—	(4,599,283)
Total distributions	—	—	(297,184)	(6,071,586)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,393,250	15,326,085	24,817,943	24,193,956
Reinvestment of distributions	—	—	297,184	6,071,586
	10,393,250	15,326,085	25,115,127	30,265,542
Cost of shares redeemed	(18,980,644)	(49,892,455)	(12,963,382)	(36,879,141)
Net increase (decrease) in net assets resulting from capital share transactions	(8,587,394)	(34,566,370)	12,151,745	(6,613,599)
Net decrease in net assets	(18,628,700)	(14,829,132)	(6,826,321)	(23,352,235)
NET ASSETS:
Beginning of period	188,906,576	203,735,708	75,426,398	98,778,633
End of period	$170,277,876	$188,906,576	$68,600,077	$75,426,398
Undistributed net investment income (accumulated net investment loss) at end of period	$(147,986)	$10,722	$494,254	$11,179

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP High Yield Bond Portfolio		ING VP International Value Portfolio
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
FROM OPERATIONS:
Net investment income	$3,324,936	$7,728,541	$8,733,329	$9,089,975
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(4,676,048)	976,265	(11,671,905)	76,290,163
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and swaps	(1,043,498)	(6,147,722)	(61,820,131)	(22,053,258)
Increase (decrease) in net assets resulting from operations	(2,394,610)	2,557,084	(64,758,707)	63,326,880
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(73)	(1)	(13)
Class I	(3,401,497)	(7,668,294)	(1,436,070)	(8,825,087)
Class S	—	(76)	(32,135)	(162,420)
Net realized gains:
Class ADV	—	—	—	(178)
Class I	—	—	—	(83,156,172)
Class S	—	—	—	(1,777,328)
Total distributions	(3,401,497)	(7,668,443)	(1,468,206)	(93,921,198)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,457,094	44,549,028	128,803,567	67,884,934
Reinvestment of distributions	3,401,497	7,668,326	1,468,206	93,921,002
	15,858,591	52,217,354	130,271,773	161,805,936
Cost of shares redeemed	(30,524,083)	(61,830,440)	(37,901,799)	(69,048,165)
Net increase (decrease) in net assets resulting from capital share transactions	(14,665,492)	(9,613,086)	92,369,974	92,757,771
Net increase (decrease) in net assets	(20,461,599)	(14,724,445)	26,143,061	62,163,453
NET ASSETS:
Beginning of period	89,661,243	104,385,688	529,551,853	467,388,400
End of period	$69,199,644	$89,661,243	$555,694,914	$529,551,853
Undistributed net investment income (distribution in excess of net investment income) at end of period	$(81,485)	$(4,924)	$7,417,811	$152,688

See Accompanying Notes to Financial Statements

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,				May 3, 2004(1) to December 31,
	2008	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$15.28	19.62	14.96	13.62		10.00
Income (loss) from investment operations:
Net investment income	$0.14 *	0.25 *	0.24	0.21	*†	0.34 *
Net realized and unrealized gain (loss) on investments	$(0.43)	(3.36)	5.12	1.47	†	3.64
Total from investment operations	$(0.29)	(3.11)	5.36	1.68		3.98
Less distributions from:
Net investment income	$0.08	0.25	0.40	0.34		0.14
Net realized gains on investments	$—	0.98	0.30	—		0.15
Return of capital	$—	—	—	—		0.07
Total distributions	$0.08	1.23	0.70	0.34		0.36
Net asset value, end of the period	$14.91	15.28	19.62	14.96		13.62
Total Return(2)%	(1.97)	(16.16)	36.17	12.49		40.01
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$71,837	112,840	132,520	57,410		31,355
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	0.92	0.93	0.96		1.53
Net expenses after expense reimbursement/recoupment(3)(4)%	0.97	0.92	0.93	1.04		1.05
Net investment income after expense reimbursement/recoupment(3)(4)%	1.76	1.36	1.25	1.49	†	4.79
Portfolio turnover rate %	45	107	37	48		30

	Class S
	Six Months Ended June 30,	Year Ended December 31,		May 13, 2005(1) to December 31,
	2008	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of the period	$15.27	19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.11 *	0.21	0.22	0.28	*†
Net realized and unrealized gain (loss) on investments	$(0.42)	(3.35)	5.09	1.86	†
Total from investment operations	$(0.31)	(3.14)	5.31	2.14
Less distributions from:
Net investment income	$0.07	0.21	0.36	0.30
Net realized gains on investments	$—	0.98	0.30	—
Total distributions	$0.07	1.19	0.66	0.30
Net asset value, end of the period	$14.89	15.27	19.60	14.95
Total Return(2)%	(2.08)	(16.34)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$35,520	37,852	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.22	1.17	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.22	1.17	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	1.48	1.16	1.05	2.97	†
Portfolio turnover rate %	45	107	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the period ended December 31, 2005 was to decrease net investment income per share by $0.26 and $0.17 and increase net realized and unrealized gain on investments by $0.26 and $0.17 and decrease the ratio of net investment income to average net assets from 3.38% to 1.49% and 4.78% to 2.97% on Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of the period	$10.20	8.16		8.16	††
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.07)		(0.00	)*
Net realized and unrealized gain (loss) on investments	$(0.62)	2.11		—
Total from investment operations	$(0.66)	2.04		(0.00	)*
Net asset value, end of the period	$9.54	10.20		8.16	††
Total Return(2)%	(6.47)	25.00		—
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1	1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.34	1.39		1.45
Net expenses after expense reimbursement/recoupment(3)(4)%	1.27 †	1.40	†	1.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.82)†	(0.79	)†	(1.40)
Portfolio turnover rate %	97	186		139

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of the period	$10.26	8.16		7.57	6.86	6.15	4.50
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)		(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.62)	2.13		0.62	0.73	0.73	1.67
Total from investment operations	$(0.63)	2.10		0.59	0.71	0.71	1.65
Net asset value, end of period	$9.63	10.26		8.16	7.57	6.86	6.15
Total Return(2)%	(6.14)	25.74		7.79	10.35	11.54	36.67
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$253,153	91,459		71,154	78,760	83,969	13,496
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.86	0.89		0.95	0.97	0.96	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	0.77 †	0.90	†	0.90	0.90	0.94	0.90
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.15)†	(0.39	)†	(0.32)	(0.31)	(0.47)	(0.53)
Portfolio turnover rate %	97	186		139	90	73	162

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Amount is more than $(0.005).

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment loss ratio.

††  Amount was previously reported as $8.20 and has been corrected to reflect the actual NAV.

See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.10		8.05		7.48	6.79	6.11	4.47
Income (loss) from investment operations:
Net investment income (loss)	$0.00	*	(0.06)		(0.05)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	$(0.63)		2.11		0.62	0.73	0.71	1.67
Total from investment operations	$(0.63)		2.05		0.57	0.69	0.68	1.64
Net asset value, end of period	$9.47		10.10		8.05	7.48	6.79	6.11
Total Return(1)%	(6.24)		25.47		7.62	10.16	11.13	36.69
Ratios and Supplemental Data:
Net assets, end of period (000's)	$397,234		33,491		33,810	41,989	42,808	7,089
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(2)%	1.09		1.14		1.20	1.22	1.21	1.45
Net expenses after expense reimbursement/recoupment(2)(3)%	0.92	†	1.10	†	1.10	1.10	1.14	1.10
Net investment income (loss) after expense reimbursement/recoupment(2)(3)%	0.05	†	(0.59	)†	(0.53)	(0.51)	(0.68)	(0.73)
Portfolio turnover rate %	97		186		139	90	73	162

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†  Impact of waiving advisor fee for the ING Institutional Prime Money Market Fund holding has more than 0.005% impact on the expense ratio and net investment income (loss) ratio.

*  Amount is less than $.005.

See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of the period	$21.98	19.97		17.74	16.26	14.76	10.64
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.01		(0.07)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	$(1.10)	2.00		2.30	1.56	1.59	4.19
Total from investment operations	$(1.11)	2.01		2.23	1.48	1.50	4.12
Net asset value, end of the period	$20.87	21.98		19.97	17.74	16.26	14.76
Total Return(1)%	(5.05)	10.07		12.57	9.10	10.16	38.72
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$82,692	83,695		81,210	81,155	86,218	91,031
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.92	0.90		0.93	0.96	0.94	1.07
Net expenses after expense reimbursement(2)(3)%	0.90 †	0.90	†	0.90	0.90	0.90	0.90
Net investment income (loss) after expense reimbursement(2)(3)%	(0.08)†	0.07	†	(0.35)	(0.52)	(0.58)	(0.63)
Portfolio turnover rate %	65	97		84	83	67	168
	Class S
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$21.68	19.74		17.57	16.14	14.68	10.61
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.03)		(0.11)	(0.12)	(0.11)	(0.10)*
Net realized and unrealized gain (loss) on investments	$(1.09)	1.97		2.28	1.55	1.57	4.17
Total from investment operations	$(1.12)	1.94		2.17	1.43	1.46	4.07
Net asset value, end of period	$20.56	21.68		19.74	17.57	16.14	14.68
Total Return(1)%	(5.17)	9.83		12.35	8.86	9.95	38.36
Ratios and Supplemental Data:
Net assets, end of period (000's)	$87,586	105,212		122,526	118,854	109,246	95,039
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.17	1.15		1.18	1.21	1.19	1.32
Net expenses after expense reimbursement(2)(3)%	1.10 †	1.10	†	1.10	1.10	1.10	1.10
Net investment loss after expense reimbursement(2)(3)%	(0.28)†	(0.14	)†	(0.55)	(0.72)	(0.78)	(0.82)
Portfolio turnover rate %	65	97		84	83	67	168

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income (loss) ratio.

See Accompanying Notes to Financial Statements

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,				May 3, 2004(1) to December 31,
	2008		2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$10.78		13.36	11.56	11.06		10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.21	0.18	0.14	*	0.06 *
Net realized and unrealized gain (loss) on investments	$(2.46)		(1.83)	1.83	0.70		1.15
Total from investment operations	$(2.35)		(1.62)	2.01	0.84		1.21
Less distributions from:
Net investment income	$0.04		0.22	0.18	0.11		0.04
Net realized gains on investments	$—		0.74	0.03	0.23		0.11
Total distributions	$0.04		0.96	0.21	0.34		0.15
Net asset value, end of the period	$8.39		10.78	13.36	11.56		11.06
Total Return(2)%	(21.85)		(12.47)	17.47	7.74		12.18
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$4,621		3,580	4,883	1,040		5,493
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.93		0.92	0.91	1.00		1.71
Net expenses after expense reimbursement(3)(4)%	0.80	†	0.80 †	0.80	0.80		0.80
Net investment income after expense reimbursement(3)(4)%	2.25	†	1.62 †	1.58	1.29		0.87
Portfolio turnover rate %	35		43	48	100		95
	Class S
	Six Months Ended June 30,		Year Ended December 31,				May 3, 2004(1) to December 31,
	2008		2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.77		13.34	11.55	11.05		10.00
Income (loss) from investment operations:
Net investment income	$0.10	*	0.18	0.15	0.13	*	0.05 *
Net realized and unrealized gain (loss) on investments	$(2.46)		(1.83)	1.82	0.69		1.15
Total from investment operations	$(2.36)		(1.65)	1.97	0.82		1.20
Less distributions from:
Net investment income	$0.04		0.18	0.15	0.09		0.04
Net realized gains on investments	$—		0.74	0.03	0.23		0.11
Total distributions	$0.04		0.92	0.18	0.32		0.15
Net asset value, end of period	$8.37		10.77	13.34	11.55		11.05
Total Return(2)%	(22.01)		(12.64)	17.11	7.55		12.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$63,979		71,846	93,896	76,397		14,205
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.18		1.17	1.16	1.25		1.96
Net expenses after expense reimbursement(3)(4)%	1.05	†	1.05 †	1.05	1.05		1.05
Net investment income after expense reimbursement(3)(4)%	1.98	†	1.38 †	1.24	1.17		0.73
Portfolio turnover rate %	35		43	48	100		95

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2008	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of the period	$2.88	3.05		2.98		3.13		3.09	2.83
Income (loss) from investment operations:
Net investment income	$0.12	0.24		0.22	*	0.19	*	0.20	0.16
Net realized and unrealized gain (loss) on investments	$(0.21)	(0.17)		0.06		(0.15)		0.04	0.27
Total from investment operations	$(0.09)	0.07		0.28		0.04		0.24	0.43
Less distributions from:
Net investment income	$0.12	0.24		0.21		0.19		0.20	0.17
Total distributions	$0.12	0.24		0.21		0.19		0.20	0.17
Net asset value, end of the period	$2.67	2.88		3.05		2.98		3.13	3.09
Total Return(1)%	(3.13)	2.19		9.78		1.45		7.89	15.37
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$69,200	89,659		104,384		27,419		21,783	23,260
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.79	0.77		0.80		0.85		1.00	1.24
Net expenses after expense reimbursement(2)(3)%	0.72 †	0.72	†	0.72		0.75		0.81	0.81
Net investment income after expense reimbursement(2)(3)%	8.46 †	8.01	†	7.31		6.39		6.31	6.90
Portfolio turnover rate %	47	96		141		133		158	243

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2008		Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of the period	$14.21		15.26		15.26	††
Income (loss) from investment operations:
Net investment income (loss)	$0.17	*	0.19		(0.00	)**
Net realized and unrealized gain (loss) on investments (net of Indian tax)	$(1.88)		1.60		—
Total from investment operations	$(1.71)		1.79		(0.00	)**
Less distributions from:
Net investment income	$0.01		0.19		—
Net realized gains on investments	$—		2.65		—
Total distributions	$0.01		2.84		—
Net asset value, end of the period	$12.49		14.21		15.26	††
Total Return(2)%	(12.02)		12.63		—
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1		1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.54		1.69		1.69
Net expenses after expense reimbursement(3)(4)%	1.50	†	1.50	†	1.50	†
Net investment income (loss) after expense reimbursement(3)(4)%	2.54	†	1.25	†	(1.50	)†
Portfolio turnover rate %	91		202		146

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.24		15.26		12.73		12.76		11.01	8.60
Income (loss) from investment operations:
Net investment income	$0.22	*	0.28		0.34		0.18	*	0.16	0.14
Net realized and unrealized gain (loss) on investments (net of Indian tax)	$(1.88)		1.62		3.36		0.89		1.74	2.40
Total from investment operations	$(1.66)		1.90		3.70		1.07		1.90	2.54
Less distributions from:
Net investment income	$0.04		0.27		0.35		0.30		0.15	0.13
Net realized gains on investments	$—		2.65		0.82		0.80		—	—
Total distributions	$0.04		2.92		1.17		1.10		0.15	0.13
Net asset value, end of period	$12.54		14.24		15.26		12.73		12.76	11.01
Total Return(2)%	(11.68)		13.44		29.44		9.43		17.41	29.92
Ratios and Supplemental Data:
Net assets, end of period (000's)	$541,283		515,883		460,381		348,326		262,694	162,602
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.04		1.19		1.19		1.22		1.22	1.45
Net expenses after expense reimbursement(3)(4)%	1.00	†	1.00	†	1.00	†	1.00		1.00	1.00
Net investment income after expense reimbursement(3)(4)%	3.38	†	1.77	†	2.40	†	1.50		1.48	1.51
Portfolio turnover rate %	91		202		146		125		98	89

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

††  Amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2008		2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.39		15.41		12.88		12.92		11.16	8.68
Income (loss) from investment operations:
Net investment income	$0.21	*	0.23		0.28		0.13	*	0.13	0.11
Net realized and unrealized gain (loss) on investments (net of Indian tax)	$(1.88)		1.64		3.39		0.92		1.76	2.45
Total from investment operations	$(1.67)		1.87		3.67		1.05		1.89	2.56
Less distributions from:
Net investment income	$0.03		0.24		0.32		0.29		0.13	0.08
Net realized gains on investments	$—		2.65		0.82		0.80		—	—
Total distributions	$0.03		2.89		1.14		1.09		0.13	0.08
Net asset value, end of period	$12.69		14.39		15.41		12.88		12.92	11.16
Total Return(1)%	(11.61)		13.06		28.81		9.04		17.03	29.79
Ratios and Supplemental Data:
Net assets, end of period (000's)	$14,411		13,668		7,007		2,847		1,225	534
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.29		1.44		1.44		1.47		1.47	1.38
Net expenses after expense reimbursement(2)(3)%	1.20	†	1.20	†	1.20	†	1.20		1.20	1.20
Net investment income after expense reimbursement(2)(3)%	3.14	†	1.44	†	2.00	†	1.05		1.14	1.31
Portfolio turnover rate %	91		202		146		125		98	89

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company, with the exception of ING VP Real Estate Portfolio, which is non-diversified. There are six investment series which comprise the Trust. The names of the Portfolios are ING VP Real Estate Portfolio ("Real Estate"), ING VP MidCap Opportunities Portfolio ("MidCap Opportunities"), ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities"), ING VP Financial Services Portfolio ("Financial Services"), ING VP High Yield Bond Portfolio ("High Yield Bond") and ING VP International Value Portfolio ("International Value"); each, a "Portfolio" and collectively, the "Portfolios."

The following is a brief description of each Portfolio's investment objective:

•  Real Estate seeks total return;

•  MidCap Opportunities seeks long-term capital appreciation;

•  SmallCap Opportunities seeks long-term capital appreciation;

•  Financial Services seeks long-term capital appreciation;

•  High Yield Bond seeks to provide investors with a high level of current income and total return; and

•  International Value seeks long-term capital appreciation.

Each Portfolio except High Yield Bond offers Class I shares and Class S shares. MidCap Opportunities and International Value also offer Adviser Class ("ADV Class") shares. High Yield Bond only offers Class I shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its relative daily net assets. Expenses directly attributable to a particular portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM"), a Connecticut corporation, to serve as the sub-adviser to each Portfolio with the exception of Real Estate. ING Clarion Real Estate Securities L.P. ("ING CRES"), a Delaware limited partnership serve as sub-adviser to the Real Estate. ING Investments, ING IM and ING CRES are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

Real Estate estimates components of distributions from real estate investment trust ("REITs"). Such estimates are adjusted to actual upon public disclosure from the REIT. Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Portfolio no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Foreign Currency Transactions and Futures Contracts. Each Portfolio except Real Estate may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio, with the exception of High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  When-Issued and Delayed-Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.  Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap, if any, are recognized by marking-to-market the value of the swap and is recorded as an unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Portfolio, are recorded as an asset or liability on the Statements of Assets or Liabilities. Periodic payments made and/or received are recorded as a realized gain or loss on the Statements of Operations. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2008, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Real Estate	$59,474,300	$98,775,639
MidCap Opportunities	510,986,045	342,046,394
SmallCap Opportunities	108,739,014	117,620,236
Financial Services	39,724,768	25,637,056
High Yield Bond	33,336,110	41,628,925
International Value	565,253,760	464,412,950

U.S. government securities not included above were as follows:

	Purchases	Sales
High Yield Bond	$1,938,360	$2,001,329

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. For Real Estate, the Investment Adviser receives an investment advisory fee of 0.80% on the first $100 million and 0.70% in excess of $100 million of average daily net assets. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion for MidCap Opportunities. For SmallCap Opportunities, the Investment Adviser receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. For Financial Services, the Investment Adviser receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The Investment Advisory fee for High Yield Bond is 0.58% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, and 0.45% in excess of $1 billion of average daily net assets. The Investment Adviser receives an investment advisory fee of 0.85% of average daily net assets from International Value.(1)

The Investment Adviser has engaged ING IM to serve as sub-adviser to all of the Portfolios with the exception of Real Estate.

ING CRES serves as sub-adviser to Real Estate pursuant to a sub-advisory agreement with the Investment Adviser.

ING Portfolios sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2008, the Investment Adviser for MidCap Opportunities waived $5,099, SmallCap Opportunities waived $1,305, Financial Services waived $1,425, High Yield Bond waived $793 and International Value waived $9,842. These fees are not subject to recoupment.

(1) Effective January 1, 2008, the investment management fee was reduced from 1.00% to 0.85% of the portfolio's average daily net assets.

ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

During the six months ended June 30, 2008, the Administrator voluntarily waived 0.05% of average daily net assets of Class S related to the shareholder service fee for SmallCap Opportunities, High Yield Bond and International Value. The Administration also voluntary waived 0.05% of average daily net assets of Class S related to the shareholder service fee for Mid Cap Opportunities until April 28, 2008.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2008, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Real Estate	$74,503	$9,472	$8,126	$92,101
MidCap Opportunities	384,259	53,638	102,586	540,483
SmallCap Opportunities	107,833	14,413	17,392	139,638
Financial Services	46,543	6,218	14,535	67,296
High Yield Bond	36,709	6,352	—	43,061
International Value	387,158	45,698	2,456	435,312

At June 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Real Estate (55.30%); SmallCap Opportunities (16.10%); Financial Services (6.47%); High Yield Bond (32.36%); and International Value (69.45%)

ING LifeStyle Growth Portfolio — MidCap Opportunities (6.15%)

ING Solution 2025 Portfolio — International Value (12.41%) and MidCap Opportunities (10.19%)

ING Solution Portfolio — Real Estate (8.51%)

ING USA Annuity and Life Insurance — Real Estate (7.39%); MidCap Opportunities (60.32%); SmallCap Opportunities (49.44%); and Financial Services (91.18%)

Reliastar Life Insurance Company — MidCap Opportunities (7.66%); SmallCap Opportunities (23.47%); High Yield Bond (42.62%); and International Value (8.19%)

Security Life Insurance Company — Real Estate (13.01%); SmallCap Opportunities (5.47%); and High Yield Bond (24.06%)

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2008, the Portfolio had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Financial Services	Audit	$13,567
	Legal	6,313
	Postage	6,672

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest expense, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S
Real Estate	N/A	1.05%	1.30%
MidCap Opportunities(1)	1.40%	0.90%	1.10%
SmallCap Opportunities	N/A	0.90%	1.10%
Financial Services	N/A	0.80%	1.05%
High Yield Bond	N/A	0.71%	N/A
International Value	1.50%	1.00%	1.20%

(1) Effective April 28, 2008, pursuant to a side agreement, ING Investments has lowered the expense limits for MidCap Opportunities through May 1, 2010. The expense limits for MidCap Opportunities are 1.14%, 0.64% and 0.89% for Class ADV, Class I and Class S, respectively.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2009	2010	2011	Total
MidCap Opportunities	$109,825	$14,838	$216,414	$341,077
SmallCap Opportunities	88,767	22,453	16,388	127,608
Financial Services	84,275	102,160	95,843	282,278
High Yield Bond	27,275	81,814	45,875	154,964
International Value	711,617	852,343	660,803	2,224,763

These amounts do not include shareholding servicing fees voluntarily waived by the administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon Corporation ("BNY") for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2008:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Real Estate	1	$16,000,000	2.80%
MidCap Opportunities	2	2,345,000	2.60%
SmallCap Opportunities	1	3,880,000	2.87%
Financial Services	2	640,000	2.54%
High Yield Bond	29	732,759	3.47%
International Value	3	1,560,000	2.49%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Real Estate (Number of Shares)
Shares sold	538,787	1,052,599	1,246,464	6,046,931
Reinvestment of distributions	9,786	172,125	35,080	598,537
Shares redeemed	(642,059)	(918,209)	(3,847,657)	(6,016,652)
Net increase (decrease) in shares outstanding	(93,486)	306,515	(2,566,113)	628,816
VP Real Estate ($)
Shares sold	$8,577,915	$20,066,530	$19,508,778	$116,507,149
Reinvestment of distributions	160,586	2,808,887	576,361	9,832,781
Shares redeemed	(9,867,009)	(17,023,202)	(61,098,140)	(106,613,237)
Net increase (decrease)	$(1,128,508)	$5,852,215	$(41,013,001)	$19,726,693

	Class ADV		Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP MidCap Opportunities (Number of Shares)
Shares sold	—	3	1,344,020	63,677	18,451,747	2,173,505
Proceeds from shares issued in merger	—	—	38,484,139	—	459,083	—
Shares redeemed	—	—	(1,189,666)	(947,138)	(1,538,762)	(1,975,928)
Net increase (decrease) in shares outstanding	—	3	38,638,493	(883,461)	17,372,068	197,577
VP MidCap Opportunities ($)
Shares sold	$—	$30	$13,276,759	$598,169	$175,714,794	$22,217,863
Proceeds from shares issued in merger	—	—	372,270,753	—	4,514,923	—
Shares redeemed	—	—	(11,433,291)	(8,537,294)	(14,941,683)	(18,105,271)
Net increase (decrease)	$—	$30	$374,114,221	$(7,939,125)	$165,288,034	$4,112,592

	Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP SmallCap Opportunities (Number of Shares)
Shares sold	11,549	196,275	478,797	513,390
Shares redeemed	(605,391)	(1,550,701)	(324,245)	(771,918)
Net increase (decrease) in shares outstanding	(593,842)	(1,354,426)	154,552	(258,528)
VP SmallCap Opportunities ($)
Shares sold	$238,252	$4,064,109	$10,154,998	$11,261,976
Shares redeemed	(12,308,728)	(33,195,090)	(6,671,916)	(16,697,365)
Net increase (decrease)	$(12,070,476)	$(29,130,981)	$3,483,082	$(5,435,389)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP Financial Services (Number of Shares)
Shares sold	2,141,741	1,812,449	346,671	204,674
Reinvestment of distributions	27,160	506,934	1,804	24,329
Shares redeemed	(1,198,486)	(2,684,690)	(129,589)	(262,397)
Net increase (decrease) in shares outstanding	970,415	(365,307)	218,886	(33,394)
VP Financial Services ($)
Shares sold	$21,354,196	$21,670,632	$3,463,747	$2,523,324
Reinvestment of distributions	278,657	5,792,621	18,527	278,965
Shares redeemed	(11,678,614)	(33,496,591)	(1,284,768)	(3,382,550)
Net increase (decrease)	$9,954,239	$(6,033,338)	$2,197,506	$(580,261)

	Class ADV		Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP High Yield Bond (Number of Shares)
Shares sold	—	7	—	3	4,551,278	14,832,889
Reinvestment of distributions	—	—	—	—	1,293,203	2,537,948
Shares redeemed	(335)	—	(331)	—	(11,086,706)	(20,422,996)
Net increase (decrease) in shares outstanding	(335)	7	(331)	3	(5,242,225)	(3,052,159)
VP High Yield Bond ($)
Shares sold	$—	$20	$—	$9	$12,457,094	$44,548,999
Reinvestment of distributions	—	—	—	—	3,401,497	7,646,480
Shares redeemed	(1,022)	—	(1,012)	—	(30,522,049)	(61,808,594)
Net increase (decrease)	$(1,022)	$20	$(1,012)	$9	$(14,663,458)	$(9,613,115)
	Class ADV		Class S		Class I
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
VP International Value (Number of Shares)
Shares sold	—	3	258,314	433,135	9,605,865	3,981,504
Reinvestment of distributions	—	—	2,411	140,145	108,958	6,716,241
Shares redeemed	—	—	(74,708)	(78,369)	(2,789,106)	(4,642,822)
Net increase in shares outstanding	—	3	186,017	494,911	6,925,717	6,054,923
VP International Value ($)
Shares sold	$—	$42	$3,462,780	$6,626,736	$125,340,787	$61,258,156
Reinvestment of distributions	—	—	32,135	1,939,745	1,436,071	91,981,257
Shares redeemed	—	—	(1,000,231)	(1,158,831)	(36,901,568)	(67,889,334)
Net increase	$—	$42	$2,494,684	$7,407,650	$89,875,290	$85,350,079

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2008, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
MidCap Opportunities	$27,356,675	$28,635,958
SmallCap Opportunities	39,423,174	41,028,402
International Value	67,085,145	69,963,443

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified (Real Estate). Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Concentration (Real Estate and Financial Services). Each Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, each Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (MidCap Opportunities, High Yield Bond and International Value). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (High Yield Bond and International Value). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — REORGANIZATIONS

On April 28, 2008, MidCap Opportunities, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Mid Cap Growth Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Shares. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carry forward (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
MidCap Opportunities	ING Mid Cap Growth Portfolio	$376,786	$266,503	$(770,524)	$13,448	1.1786

The net assets of MidCap Opportunities after the acquisition were approximately $643,289,206.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 14 — CREDIT RISK AND DEFAULTED SECURITIES

Although each Portfolio, except Real Estate, has a diversified portfolio, High Yield Bond invests substantially in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Real Estate	$736,947	$2,558,221	$10,083,447
Financial Services	297,184	3,421,521	2,650,065
High Yield Bond	3,401,497	7,668,443	—
International Value	1,468,206	54,990,595	38,930,603

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2007 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Real Estate	$—	$18,952,898	$(29,287,275)	$—	$—	—
MidCap Opportunities	—	—	10,777,155	—	(23,059,603)	2009
					(1,322,139)	2010
					$(24,381,742)*
SmallCap Opportunities	4,154,649	21,333,758	10,692,270	(701,348)	—	—
Financial Services	129,130	4,114,719	(2,051,656)	(1,129,315)	—	—
High Yield Bond	138,481	—	(3,851,199)	—	$(1,965,022)	2008
					(2,658,631)	2009
					(1,198,181)	2010
					(436,910)	2014
					$(6,258,744)
International Value	51,734,903	27,201,680	22,272,037	(1,755,106)	—	—

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 16 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities held in High Yield Bond have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase.

	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
High Yield Bond	Dayton Superior Corp.	195	08/07/00	$2,792	$2	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 17 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. Upon adoption of FIN 48 on June 29, 2007, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 19 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2008, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Real Estate
Class I	$0.1892	$—	$2.6328	July 3, 2008	June 30, 2008
Class S	0.1784	—	2.6328	July 3, 2008	June 30, 2008
SmallCap Opportunities
Class I	$—	$0.5065	$2.5957	July 3, 2008	June 30, 2008
Class S	—	0.5065	2.5957	July 3, 2008	June 30, 2008
Financial Services
Class I	$0.0651	$0.0164	$0.5028	July 3, 2008	June 30, 2008
Class S	0.0588	0.0164	0.5028	July 3, 2008	June 30, 2008
High Yield Bond
Class I	$0.0202	$—	$—	August 1, 2008	July 31, 2008
Class S	—	—	—	August 1, 2008	July 31, 2008
International Value
Class ADV	$0.1409	$1.1651	$0.6145	July 3, 2008	June 30, 2008
Class I	0.1679	1.1651	0.6145	July 3, 2008	June 30, 2008
Class S	0.1596	1.1651	0.6145	July 3, 2008	June 30, 2008

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 19 — SUBSEQUENT EVENTS (continued)

On January 31, 2008, the Board approved a proposal to liquidate Financial Services. This proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008. Shareholders will be notified if the liquidation is not approved.

The Board reviewed and approved the proposed reorganizations (each, a "Reorganization" and collectively, the "Reorganizations) of: High Yield Bond with and into ING Pioneer High Yield Portfolio; and Real Estate with and into ING Global Real Estate Portfolio. The proposed Reorganizations are subject to approval by shareholders of High Yield Bond and Real Estate, respectively. Shareholder approval was obtained at each Special Meeting of Shareholders that took place on July 29, 2008, it is expected that the Reorganizations shall take place on or about third quarter of 2008.

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 97.3%
	Apartments: 16.3%
42,060	AvalonBay Communities, Inc.	$3,750,070
60,400	BRE Properties, Inc.	2,614,112
102,600	Equity Residential	3,926,502
26,780	Essex Property Trust, Inc.	2,852,070
30,200	Home Properties, Inc.	1,451,412
9,900	Post Properties, Inc.	294,525
119,100	UDR, Inc.	2,665,458
		17,554,149
	Diversified: 9.4%
42,900	Digital Realty Trust, Inc.	1,755,039
80,600	Liberty Property Trust	2,671,890
64,600	Vornado Realty Trust	5,684,797
		10,111,726
	Health Care: 11.6%
86,400	HCP, Inc.	2,748,384
42,600	Health Care Real Estate Investment Trust, Inc.	1,895,700
72,200	Nationwide Health Properties, Inc.	2,273,578
63,100	Omega Healthcare Investors, Inc.	1,050,615
104,600	Ventas, Inc.	4,452,822
		12,421,099
	Hotels: 5.0%
37,800	FelCor Lodging Trust, Inc.	396,900
306,861	Host Hotels & Resorts, Inc.	4,188,653
7,520	LaSalle Hotel Properties	188,978
64,600	Strategic Hotel Capital, Inc.	605,302
		5,379,833

Shares			Value
		Office Property: 11.9%
56,300		BioMed Realty Trust, Inc.	$1,381,039
59,300		Boston Properties, Inc.	5,350,046
21,850		Corporate Office Properties Trust SBI MD	750,111
60,400		Douglas Emmett, Inc.	1,326,988
39,100		Highwoods Properties, Inc.	1,228,522
26,900		Kilroy Realty Corp.	1,265,107
17,500		SL Green Realty Corp.	1,447,600
			12,749,413
		Regional Malls: 18.5%
44,100		CBL & Associates Properties, Inc.	1,007,244
90,100		General Growth Properties, Inc.	3,156,203
47,500		Macerich Co.	2,951,175
114,800		Simon Property Group, Inc.	10,319,372
50,100		Taubman Centers, Inc.	2,437,365
			19,871,359
		Shopping Centers: 12.4%
36,400		Acadia Realty Trust	842,660
56,700		Federal Realty Investment Trust	3,912,300
76,257		Kimco Realty Corp.	2,632,392
63,600		Regency Centers Corp.	3,760,032
60,000		Tanger Factory Outlet Centers, Inc.	2,155,800
			13,303,184
		Storage: 6.0%
85,200		Extra Space Storage, Inc.	1,308,672
63,716		Public Storage, Inc.	5,147,616
			6,456,288
		Warehouse/Industrial: 6.2%
31,800		AMB Property Corp.	1,602,084
92,800		Prologis	5,043,680
			6,645,764
Total Real Estate Investment Trusts (Cost $114,341,429)			104,492,815
Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.9%
		U.S. Government Agency Obligations: 1.9%
$2,047,000	Z	Federal Home Loan Bank, 1.800%, due 07/01/08	$2,046,898
		Total Short-Term Investments (Cost $2,046,898)	2,046,898

Total Investments in Securities (Cost $116,388,327)*	99.2%	$106,539,713
Other Assets and Liabilities - Net	0.8	816,790
Net Assets	100.0%	$107,356,503

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $128,189,347.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$911,617
Gross Unrealized Depreciation	(22,561,251)
Net Unrealized Depreciation	$(21,649,634)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$104,492,815	$—
Level 2 — Other Significant Observable Inputs	2,046,898	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$106,539,713	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 94.4%
		Aerospace/Defense: 1.8%
57,460		L-3 Communications Holdings, Inc.	$5,221,390
264,300	@	Orbital Sciences Corp.	6,226,908
			11,448,298
		Apparel: 2.1%
517,926	@,@@,L	Gildan Activewear, Inc.	13,403,925
			13,403,925
		Banks: 0.7%
98,840	@,L	SVB Financial Group	4,755,192
			4,755,192
		Biotechnology: 0.7%
58,392	@	Bio-Rad Laboratories, Inc.	4,723,329
			4,723,329
		Chemicals: 2.4%
91,640		Air Products & Chemicals, Inc.	9,059,530
155,960		Ecolab, Inc.	6,704,720
			15,764,250
		Coal: 1.4%
95,700		Massey Energy Co.	8,971,875
			8,971,875
		Commercial Services: 4.2%
407,588	@	Corrections Corp. of America	11,196,442
186,890		Global Payments, Inc.	8,709,074
139,070		Watson Wyatt Worldwide, Inc.	7,355,412
			27,260,928

Shares			Value
		Computers: 4.0%
574,450	@,L	Brocade Communications Systems, Inc.	$4,733,468
202,017	@,@@,L	Logitech International	5,414,056
221,120	@	Micros Systems, Inc.	6,741,949
417,050	@	NetApp, Inc.	9,033,303
			25,922,776
		Cosmetics/Personal Care: 1.5%
146,780	@,L	Chattem, Inc.	9,548,039
			9,548,039
		Distribution/Wholesale: 2.0%
199,505	@,L	Fossil, Inc.	5,799,610
397,611	@,L	LKQ Corp.	7,184,831
			12,984,441
		Diversified Financial Services: 5.6%
66,540	@,L	Affiliated Managers Group, Inc.	5,992,592
563,340		Invesco Ltd.	13,508,890
145,350	@	Investment Technology Group, Inc.	4,863,411
163,190	@,L	Nasdaq Stock Market, Inc.	4,332,695
359,620		OptionsXpress Holdings, Inc.	8,033,911
			36,731,499
		Electric: 1.0%
158,690	@	NRG Energy, Inc.	6,807,801
			6,807,801
		Electronics: 1.1%
181,319	@	Dolby Laboratories, Inc.	7,307,156
3	@,L	Flir Systems, Inc.	122
			7,307,278
		Engineering & Construction: 2.6%
87,610	@,@@	Foster Wheeler Ltd.	6,408,672
171,080	@	McDermott International, Inc.	10,588,141
			16,996,813
		Environmental Control: 1.1%
182,030		Waste Management, Inc.	6,864,351
			6,864,351
		Food: 1.8%
151,710		WM Wrigley Jr. Co.	11,800,004
			11,800,004
		Healthcare-Products: 5.4%
289,530	@@	Covidien Ltd.	13,865,592
151,090	@,L	Kinetic Concepts, Inc.	6,030,002
174,179	@,L	Masimo Corp.	5,983,049
103,491	L	Meridian Bioscience, Inc.	2,785,978
164,740	@	St. Jude Medical, Inc.	6,734,571
			35,399,192
		Healthcare-Services: 1.1%
110,600		Universal Health Services, Inc.	6,992,132
			6,992,132
		Household Products/Wares: 0.7%
127,520		Tupperware Corp.	4,363,734
			4,363,734

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 3.6%
417,610	@	McAfee, Inc.	$14,211,268
241,210	@,L	VeriSign, Inc.	9,117,738
			23,329,006
		Leisure Time: 0.8%
180,190	@,L	WMS Industries, Inc.	5,364,256
			5,364,256
		Machinery-Diversified: 2.1%
207,152		Roper Industries, Inc.	13,647,174
			13,647,174
		Media: 0.9%
255,020	@	Discovery Holding Co.	5,600,239
			5,600,239
		Miscellaneous Manufacturing: 4.1%
139,702		Dover Corp.	6,757,386
179,080		ITT Corp.	11,341,136
67,450		SPX Corp.	8,885,189
			26,983,711
		Oil & Gas: 8.9%
164,420		Chesapeake Energy Corp.	10,845,143
73,350		Cimarex Energy Co.	5,110,295
51,440		Hess Corp.	6,491,214
72,570		Murphy Oil Corp.	7,115,489
371,170		Patterson-UTI Energy, Inc.	13,376,967
87,470		W&T Offshore, Inc.	5,117,870
146,015		XTO Energy, Inc.	10,003,488
			58,060,466
		Oil & Gas Services: 6.2%
192,870		BJ Services Co.	6,160,268
350,100	@	Global Industries Ltd.	6,277,293
410,510	@	Key Energy Services, Inc.	7,972,104
110,872	@	National Oilwell Varco, Inc.	9,836,564
198,340	@	Weatherford International Ltd.	9,835,681
			40,081,910
		Packaging & Containers: 1.4%
143,650	@	Pactiv Corp.	3,049,690
124,220		Silgan Holdings, Inc.	6,302,923
			9,352,613
		Pharmaceuticals: 3.7%
184,750	@	Hospira, Inc.	7,410,323
298,272	L	Perrigo Co.	9,476,101
71,970	@,L	United Therapeutics Corp.	7,035,068
			23,921,492
		Retail: 5.3%
168,550		Advance Auto Parts, Inc.	6,544,797
270,025	@,L	GameStop Corp.	10,909,010
181,230		Ross Stores, Inc.	6,437,290
330,390		TJX Cos., Inc.	10,397,373
			34,288,470
		Savings & Loans: 0.8%
345,230	L	People's United Financial, Inc.	5,385,588
			5,385,588

Shares			Value
		Semiconductors: 5.5%
329,160	@@	ASML Holding NV	$8,031,504
185,960	@	Broadcom Corp.	5,074,848
111,410	@	MEMC Electronic Materials, Inc.	6,856,171
305,450		National Semiconductor Corp.	6,273,943
419,770	@,@@	Verigy Ltd.	9,532,977
			35,769,443
		Software: 6.5%
198,820	@	Activision, Inc.	6,773,797
243,360	@	BMC Software, Inc.	8,760,960
90,760		Dun & Bradstreet Corp.	7,954,206
158,770	@	Fiserv, Inc.	7,203,395
213,310		IMS Health, Inc.	4,970,123
249,030	@	Intuit, Inc.	6,865,757
			42,528,238
		Telecommunications: 3.4%
408,750	@	Juniper Networks, Inc.	9,066,075
354,280	@	SBA Communications Corp.	12,757,623
			21,823,698
		Total Common Stock (Cost $603,623,528)	614,182,161
EXCHANGE-TRADED FUNDS: 2.2%
		Exchange-Traded Funds: 2.2%
136,341		iShares Russell Midcap Growth Index Fund	14,435,785
		Total Exchange-Traded Funds (Cost $14,760,328)	14,435,785
		Total Long-Term Investments (Cost $618,383,856)	628,617,946
SHORT-TERM INVESTMENTS: 8.3%
		Mutual Fund: 3.4%
21,934,000	**	ING Institutional Prime Money Market Fund	21,934,000
		Total Mutual Fund (Cost $21,934,000)	21,934,000

Principal Amount		Value
	Repurchase Agreement: 0.5%
$3,239,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $3,239,216 to be received upon repurchase (Collateralized by $3,350,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $3,307,120, due 12/30/08)	$3,239,000
Total Repurchase Agreement (Cost $3,239,000)		3,239,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 4.4%
$28,635,958	Bank of New York Mellon Corp. Institutional Cash Reserves	$28,635,958
Total Securities Lending Collateral (Cost $28,635,958)		28,635,958
Total Short-Term Investments (Cost $53,808,958)		53,808,958

Total Investments in Securities (Cost $672,192,814)*	104.9%	$682,426,904
Other Assets and Liabilities - Net	(4.9)	(32,039,150)
Net Assets	100.0%	$650,387,754

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

*  Cost for federal income tax purposes is $675,000,261.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,398,340
Gross Unrealized Depreciation	(30,971,697)
Net Unrealized Appreciation	$7,426,643

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$679,187,904	$—
Level 2 — Other Significant Observable Inputs	3,239,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$682,426,904	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 94.4%
		Advertising: 0.5%
28,254	@	inVentiv Health, Inc.	$785,179
			785,179
		Aerospace/Defense: 3.0%
26,300		Curtiss-Wright Corp.	1,176,662
18,400		DRS Technologies, Inc.	1,448,448
39,000	@,L	Moog, Inc.	1,452,360
22,900	@	Teledyne Technologies, Inc.	1,117,291
			5,194,761
		Apparel: 1.4%
5,600	@,L	Deckers Outdoor Corp.	779,520
59,300	@,@@,L	Gildan Activewear, Inc.	1,534,684
			2,314,204
		Banks: 1.4%
110,600	L	Bank Mutual Corp.	1,110,424
25,800	@,L	SVB Financial Group	1,241,238
			2,351,662
		Biotechnology: 2.9%
12,800	@,L	Alexion Pharmaceuticals, Inc.	928,000
7,200	@	AMAG Pharmaceuticals, Inc.	245,520
20,900	@	Bio-Rad Laboratories, Inc.	1,690,601
158,089	@,L	Human Genome Sciences, Inc.	823,644
106,200	@,L	Third Wave Technologies, Inc.	1,185,192
			4,872,957
		Building Materials: 0.5%
37,900	L	Simpson Manufacturing Co., Inc.	899,746
			899,746

Shares			Value
		Chemicals: 2.0%
37,000		Albemarle Corp.	$1,476,670
22,300		Minerals Technologies, Inc.	1,418,057
38,318	@,L	Solutia, Inc.	491,237
			3,385,964
		Commercial Services: 5.1%
18,500	@,L	Bankrate, Inc.	722,795
21,569	@,L	Capella Education Co.	1,286,591
53,700	@	Corrections Corp. of America	1,475,139
44,100		Deluxe Corp.	785,862
62,543	L	Diamond Management & Technology Consultants, Inc.	325,849
17,000	@	FTI Consulting, Inc.	1,163,820
68,400	@,L	Geo Group, Inc.	1,539,000
52,000	@,L	Vistaprint Ltd.	1,391,520
			8,690,576
		Computers: 4.0%
148,700	@,L	Brocade Communications Systems, Inc.	1,225,288
27,900	@,L	CACI International, Inc.	1,276,983
97,800	@,L	Mentor Graphics Corp.	1,545,240
90,900	@,@@,L	Ness Technologies, Inc.	919,908
13,800		Syntel, Inc.	465,336
78,807	@,@@	Xyratex Ltd.	1,312,137
			6,744,892
		Cosmetics/Personal Care: 1.5%
51,800	@,L	Bare Escentuals, Inc.	970,214
24,700	@,L	Chattem, Inc.	1,606,735
			2,576,949
		Distribution/Wholesale: 0.8%
71,100	@,L	LKQ Corp.	1,284,777
			1,284,777
		Diversified Financial Services: 2.5%
13,900	@,L	Affiliated Managers Group, Inc.	1,251,834
27,200	@	Investment Technology Group, Inc.	910,112
33,575	@,L	KBW, Inc.	690,974
65,900		OptionsXpress Holdings, Inc.	1,472,206
			4,325,126
		Electric: 0.5%
28,800		Black Hills Corp.	923,328
			923,328
		Electrical Components & Equipment: 1.0%
96,800	@,L	Greatbatch, Inc.	1,674,640
			1,674,640
		Electronics: 3.8%
39,800	@,L	Faro Technologies, Inc.	1,001,766
17,300	@,L	Flir Systems, Inc.	701,861
27,100		Keithley Instruments, Inc.	257,450
10,311	@	MEMSIC, Inc.	30,624
49,200	@	Plexus Corp.	1,361,856
35,400	@	Thomas & Betts Corp.	1,339,890
33,800	@	Varian, Inc.	1,725,828
			6,419,275

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction: 0.5%
31,400	@	EMCOR Group, Inc.	$895,842
			895,842
		Environmental Control: 1.4%
25,200	L	Energy Solutions, Inc.	563,220
59,100	@	Waste Connections, Inc.	1,887,063
			2,450,283
		Food: 1.4%
8,900		Corn Products International, Inc.	437,079
62,500		Flowers Foods, Inc.	1,771,250
32,800	@	Smart Balance, Inc.	236,488
			2,444,817
		Gas: 1.5%
53,900		Piedmont Natural Gas Co.	1,410,024
39,500		Southwest Gas Corp.	1,174,335
			2,584,359
		Hand/Machine Tools: 0.6%
25,500	L	Franklin Electric Co., Inc.	988,890
			988,890
		Healthcare-Products: 4.2%
12,065	@,L	Accuray, Inc.	87,954
77,700	L	ev3, Inc.	736,596
17,300	@,L	Haemonetics Corp.	959,458
52,500	L	Meridian Bioscience, Inc.	1,413,300
87,022	@	Micrus Endovascular Corp.	1,220,048
36,300	@,@@,L	Orthofix International NV	1,050,885
41,100	@,@@,L	Qiagen NV	827,343
82,530	@,L	Spectranetics Corp.	813,746
			7,109,330
		Healthcare-Services: 4.1%
20,200	@	Amedisys, Inc.	1,018,484
26,100	@	Magellan Health Services, Inc.	966,483
80,300	@,L	Nighthawk Radiology Holdings, Inc.	568,524
21,900	@,L	Pediatrix Medical Group, Inc.	1,078,137
21,800	@,L	Psychiatric Solutions, Inc.	824,912
29,900		Universal Health Services, Inc.	1,890,278
43,900	@	Virtual Radiologic Corp.	581,675
			6,928,493
		Housewares: 1.0%
49,800	L	Toro Co.	1,656,846
			1,656,846
		Insurance: 1.1%
49,825	@@	Aspen Insurance Holdings Ltd.	1,179,358
22,600	@@	Platinum Underwriters Holdings Ltd.	736,986
			1,916,344
		Internet: 3.1%
99,600	@,@@,L	Aladdin Knowledge Systems Ltd.	1,344,600
4,000	@,L	Priceline.com, Inc.	461,840
77,300	@,L	Trizetto Group	1,652,674
57,400	@,L	Valueclick, Inc.	869,610
92,600	@,L	Vasco Data Security Intl.	975,078
			5,303,802

Shares			Value
		Leisure Time: 1.0%
57,400	@,L	WMS Industries, Inc.	$1,708,798
			1,708,798
		Lodging: 0.1%
24,674	@	Red Lion Hotels Corp.	196,652
			196,652
		Machinery-Diversified: 2.1%
25,900	L	Nordson Corp.	1,887,851
34,400		Wabtec Corp.	1,672,528
			3,560,379
		Metal Fabricate/Hardware: 0.2%
18,886	@,L	Ladish Co., Inc.	388,863
			388,863
		Mining: 0.3%
14,800	@,L	RTI International Metals, Inc.	527,176
			527,176
		Miscellaneous Manufacturing: 2.5%
23,200		Aptargroup, Inc.	973,240
44,800	L	Barnes Group, Inc.	1,034,432
35,400	@,L	EnPro Industries, Inc.	1,321,836
50,000	@	Hexcel Corp.	965,000
			4,294,508
		Oil & Gas: 6.5%
13,300	@,L	Bill Barrett Corp.	790,153
26,500	@,L	Carrizo Oil & Gas, Inc.	1,804,385
54,400	@,L	EXCO Resources, Inc.	2,007,904
25,000		Holly Corp.	923,000
62,700	@,L	McMoRan Exploration Co.	1,725,504
74,900	@,L	Parallel Petroleum Corp.	1,507,737
8,400		Penn Virginia Corp.	633,528
62,500	@,L	Petroquest Energy, Inc.	1,681,250
			11,073,461
		Oil & Gas Services: 4.2%
48,798	@,L	Allis-Chalmers Energy, Inc.	868,604
11,500	@	Core Laboratories NV	1,637,025
24,900	@	Dril-Quip, Inc.	1,568,700
56,700	@	Key Energy Services, Inc.	1,101,114
14,400	@	SEACOR Holdings, Inc.	1,288,944
14,600	@,@@	Willbros Group, Inc	639,626
			7,104,013
		Packaging & Containers: 0.7%
50,000		Bemis Co.	1,121,000
			1,121,000
		Pharmaceuticals: 3.2%
146,653	@	Akorn, Inc.	485,421
21,500	@,L	BioMarin Pharmaceuticals, Inc.	623,070
46,700	@,L	KV Pharmaceutical Co.	902,711
64,600	L	Mylan Laboratories	779,722
25,400		Omnicare, Inc.	665,988
13,500	@,L	Savient Pharmaceuticals, Inc.	341,550
17,600	@,L	United Therapeutics Corp.	1,720,400
			5,518,862

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 4.3%
21,000	@	Gymboree Corp.	$841,470
48,400	@,L	Jo-Ann Stores, Inc.	1,114,652
48,867	@,L	JOS A Bank Clothiers, Inc.	1,307,192
20,300		Longs Drug Stores Corp.	854,833
25,700	@,L	Morton's Restaurant Group, Inc.	176,816
16,300	@	Panera Bread Co.	754,038
51,000	@,L	PF Chang's China Bistro, Inc.	1,139,340
32,500		Phillips-Van Heusen	1,190,150
			7,378,491
		Semiconductors: 5.8%
152,800	@,L	Entegris, Inc.	1,000,840
62,700	@,L	Formfactor, Inc.	1,155,561
101,800	@,L	Integrated Device Technology, Inc.	1,011,892
91,200		Micrel, Inc.	834,480
36,200	@,L	MKS Instruments, Inc.	792,780
20,400	@,L	Monolithic Power Systems, Inc.	441,048
134,000	@,L	ON Semiconductor Corp.	1,228,780
101,500	@,L	Semtech Corp.	1,428,105
84,500	@,@@	Verigy Ltd.	1,918,992
			9,812,478
		Software: 6.7%
30,700	@	Ansys, Inc.	1,446,584
69,300	L	Blackbaud, Inc.	1,483,020
12,500	@	Concur Technologies, Inc.	415,375
106,259	@	Double-Take Software, Inc.	1,459,999
97,900	L	EPIQ Systems, Inc.	1,390,180
19,700		Fair Isaac Corp.	409,169
127,742	@,L	PROS Holdings, Inc.	1,434,543
55,600	@	Solera Holdings, Inc.	1,537,896
70,500	@,L	THQ, Inc.	1,428,330
12,800	@,L	Ultimate Software Group, Inc.	456,064
			11,461,160
		Telecommunications: 5.3%
107,800	L	Alaska Communications Systems Group, Inc.	1,287,132
16,100	@,L	CommScope, Inc.	849,597
26,200	@,L	Comtech Telecommunications	1,283,800
103,600	@	Foundry Networks, Inc.	1,224,552
140,100	@,L	Ixia	973,695
51,300	@	SBA Communications Corp.	1,847,313
95,700	@,L	Tw Telecom Inc.	1,534,071
			9,000,160
		Transportation: 1.7%
29,700	@,L	Genesee & Wyoming, Inc.	1,010,394
24,433	@,L	HUB Group, Inc.	833,898
56,300	L	Knight Transportation, Inc.	1,030,290
			2,874,582
		Total Common Stock (Cost $160,799,283)	160,743,625

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 2.1%
		Apartments: 0.7%
25,400	L	Home Properties, Inc.	$1,220,724
			1,220,724
		Health Care: 0.5%
37,000		Senior Housing Properties Trust	722,610
			722,610
		Hotels: 0.5%
35,400		LaSalle Hotel Properties	889,602
			889,602
		Warehouse/Industrial: 0.4%
81,700		DCT Industrial Trust, Inc.	676,476
			676,476
		Total Real Estate Investment Trusts (Cost $3,967,000)	3,509,412
EXCHANGE-TRADED FUNDS: 1.2%
		Exchange-Traded Funds:1.2%
26,916	L	iShares Russell 2000 Growth Index Fund	2,049,923
		Total Exchange-Traded Funds (Cost $2,091,140)	2,049,923
		Total Long-Term Investments (Cost $166,857,423)	166,302,960
SHORT-TERM INVESTMENTS: 26.7%
		Mutual Fund: 2.1%
3,600,000	**	ING Institutional Prime Money Market Fund	3,600,000
		Total Mutual Fund (Cost $3,600,000)	3,600,000

Principal Amount		Value
	Repurchase Agreement: 0.5%
$820,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $820,054 to be received upon repurchase (Collateralized by $822,300 U.S. Treasury, 3.500%, Market Value plus accrued interest $836,455, due 12/15/09)	$820,000
Total Repurchase Agreement (Cost $820,000)		820,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 24.1%
$41,028,402	Bank of New York Mellon Corp. Institutional Cash Reserves	$41,028,402
Total Securities Lending Collateral (Cost $41,028,402)		41,028,402
Total Short-Term Investments (Cost $45,448,402)		45,448,402

Total Investments in Securities (Cost $212,305,825)*	124.4%	$211,751,362
Other Assets and Liabilities - Net	(24.4)	(41,473,486)
Net Assets	100.0%	$170,277,876

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

*  Cost for federal income tax purposes is $212,713,699.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$14,172,928
Gross Unrealized Depreciation	(15,135,265)
Net Unrealized Depreciation	$(962,337)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$210,931,362	$—
Level 2 — Other Significant Observable Inputs	820,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$211,751,362	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 88.3%
		Banks: 29.5%
38,700		Associated Banc-Corp.	$746,523
98,248		Bank of America Corp.	2,345,180
65,787		Bank of New York Mellon Corp.	2,488,722
27,500		BB&T Corp.	626,175
16,300		Cullen/Frost Bankers, Inc.	812,555
39,400		PNC Financial Services Group, Inc.	2,249,740
52,805		Prosperity Bancshares, Inc.	1,411,478
33,100		State Street Corp.	2,118,069
113,018		US Bancorp.	3,152,072
73,317		Wachovia Corp.	1,138,613
132,408		Wells Fargo & Co.	3,144,690
			20,233,817
		Commercial Services: 2.9%
24,460	@	Visa, Inc.	1,988,843
			1,988,843
		Diversified Financial Services: 23.8%
15,459	@	Affiliated Managers Group, Inc.	1,392,238
147,517		Citigroup, Inc.	2,472,384
9,351	@@	Deutsche Boerse AG	1,057,189
25,795		Federal Home Loan Mortgage Corporation	423,038
32,323		Federal National Mortgage Association	630,622
8,690		Goldman Sachs Group, Inc.	1,519,881
51,055		Invesco Ltd.	1,224,299
88,366		JPMorgan Chase & Co.	3,031,837
29,116		Merrill Lynch & Co., Inc.	923,268
46,965		Morgan Stanley	1,694,028

Shares			Value
13,162		Nyse Euronext	$666,787
70,800	@	TD Ameritrade Holding Corp.	1,280,772
			16,316,343
		Insurance: 29.0%
39,594	@@	ACE Ltd.	2,181,233
76,432		American International Group, Inc.	2,022,391
48,200	@@	Aspen Insurance Holdings Ltd.	1,140,894
19,200		Assurant, Inc.	1,266,432
16,685		Hartford Financial Services Group, Inc.	1,077,350
24,139		Lincoln National Corp.	1,093,979
36,200		Metlife, Inc.	1,910,274
22,400		Principal Financial Group, Inc.	940,128
61,100		Protective Life Corp.	2,324,855
14,885		Prudential Financial, Inc.	889,230
19,500		Reinsurance Group of America	848,640
31,800		Stancorp Financial Group, Inc.	1,493,328
38,588		Travelers Cos., Inc.	1,674,719
33,300	@@	Willis Group Holdings Ltd.	1,044,621
			19,908,074
		Savings & Loans: 1.3%
60,113		People's United Financial, Inc.	937,763
			937,763
		Software: 1.8%
27,200	@	Fiserv, Inc.	1,234,064
			1,234,064
Total Common Stock (Cost $79,540,711)			60,618,904
REAL ESTATE INVESTMENT TRUSTS: 5.2%
		Apartments: 1.2%
17,200		Home Properties, Inc.	826,632
			826,632
		Diversified: 2.2%
16,193		Digital Realty Trust, Inc.	662,456
25,800		Liberty Property Trust	855,270
			1,517,726
		Office Property: 0.9%
28,060		Douglas Emmett, Inc.	616,478
			616,478
		Regional Malls: 0.9%
9,800		Macerich Co.	608,874
			608,874
Total Real Estate Investment Trusts (Cost $4,049,563)			3,569,710
		Total Long-Term Investments (Cost $83,590,274)	64,188,614
SHORT-TERM INVESTMENTS: 4.9%
		Mutual Fund: 4.5%
3,050,000	**	ING Institutional Prime Money Market Fund	3,050,000
Total Mutual Fund (Cost $3,050,000)			3,050,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Repurchase Agreement: 0.4%
$294,000	Goldman Sachs Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $294,019 to be received upon repurchase (Collateralized by $294,900 U.S. Treasury, 3.500%, Market Value plus accrued interest $299,977, due 12/15/09)	$294,000
Total Repurchase Agreement (Cost $294,000)		294,000
Total Short-Term Investments (Cost $3,344,000)		3,344,000

Total Investments in Securities (Cost $86,934,274)*	98.4%	$67,532,614
Other Assets and Liabilities - Net	1.6	1,067,463
Net Assets	100.0%	$68,600,077

@  Non-income producing security

@@  Foreign Issuer

**  Investment in affiliate

*  Cost for federal income tax purposes is $87,554,660.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$504,932
Gross Unrealized Depreciation	(20,526,978)
Net Unrealized Depreciation	$(20,022,046)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$66,181,425	$—
Level 2 — Other Significant Observable Inputs	1,351,189	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$67,532,614	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.5%
		Advertising: 0.3%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$24,705
185,000	C	Visant Corp., 7.625%, due 10/01/12	182,688
			207,393
		Aerospace/Defense: 0.8%
250,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	252,188
295,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	313,438
			565,626
		Airlines: 1.4%
390,000	C	AMR Corp., 8.608%, due 04/01/11	356,850
287,590	C	Continental Airlines, Inc., 7.461%, due 04/01/15	254,517
310,000		United Air Lines, Inc., 6.932%, due 09/01/11	359,600
			970,967
		Apparel: 0.1%
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	50,085
			50,085

Principal Amount			Value
		Auto Manufacturers: 0.5%
$250		Ford Motor Co., 5.480%, due 11/29/13	$202
555,000	C	General Motors Corp., 8.375%, due 07/15/33	331,613
			331,815
		Auto Parts & Equipment: 0.3%
220,000	C	United Components, Inc., 9.375%, due 06/15/13	206,800
			206,800
		Banks: 1.7%
140,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	114,348
196,000	C	Bank of America Corp., 8.000%, due 01/30/18	183,924
287,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	274,268
285,000	C	SunTrust Capital VIII, 6.100%, due 12/15/36	227,011
380,000	C	Wachovia Corp., 7.980%, due 02/08/49	349,999
			1,149,550
		Beverages: 1.0%
515,000	C	Constellation Brands, Inc., 7.250%, due 05/15/17	484,100
175,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	178,063
			662,163
		Building Materials: 1.1%
380,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	368,600
400,000	#,C	Nortek, Inc., 10.000%, due 12/01/13	384,000
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	6,000
			758,600
		Chemicals: 2.4%
625,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	575,000
555,000	&,C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	466,200
410,000	C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	307,500
285,000	C	PolyOne Corp., 8.875%, due 05/01/12	286,425
			1,635,125
		Commercial Services: 3.6%
13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	9,555
605,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	426,525
420,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	413,700

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Services (continued)
$440,000	#,C	Ashtead Capital, Inc., 9.000%, due 08/15/16	$389,400
220,000	#,C	Cenveo Corp., 10.500%, due 08/15/16	218,900
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	37,925
350,000	C	Hertz Corp., 8.875%, due 01/01/14	322,000
370,000	C	Hertz Corp., 10.500%, due 01/01/16	338,550
305,000	C	Iron Mountain, Inc., 8.000%, due 06/15/20	301,950
14,000	#,C	Viant Holdings, Inc., 10.125%, due 07/15/17	11,970
			2,470,475
		Computers: 2.1%
630,000	#,C	Ceridian Corp., 11.250%, due 11/15/15	573,300
500,000	&,#,C	Ceridian Corp., 12.250%, due 11/15/15	455,000
406,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	412,090
			1,440,390
		Diversified Financial Services: 14.5%
848	C	AES Red Oak, LLC, 8.540%, due 11/30/19	884
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	583,100
460,000	#,C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	310,500
390,000	C	Citigroup, Inc., 8.400%, due 04/29/49	371,225
41,000		E*Trade Financial Corp., 7.375%, due 09/15/13	35,465
320,000		Ford Motor Credit Co., 5.538%, due 01/13/12	227,622
620,000		Ford Motor Credit Co., 7.241%, due 04/15/12	581,198
250,000		Ford Motor Credit Co., 7.250%, due 10/25/11	193,873
555,000		Ford Motor Credit Co., 7.800%, due 06/01/12	429,576
315,000		Ford Motor Credit Co., 9.875%, due 08/10/11	265,575
240,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	158,691
1,190,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	855,661
230,000	&,C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	232,300
645,000	C,W	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 9.750%, due 04/01/17	648,225
420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	382,200

Principal Amount			Value
$410,000	C	JP Morgan Chase Capital XVIII, 6.950%, due 08/17/36	$379,295
350,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	306,250
660,000	&,#,C	Local TV Finance, LLC, 9.250%, due 06/15/15	518,100
645,000	#,C	Nuveen Investments, Inc., 10.500%, due 11/15/15	598,238
648,719	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	574,116
420,000	&,C	PNA Intermediate Holding Corp., 9.676%, due 02/15/13	422,100
132,000	#,C	Rainbow National Services, LLC, 8.750%, due 09/01/12	134,640
665,000		SLM Corp., 3.060%, due 07/27/09	623,630
345,000	#,C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	257,025
615,000	C	Universal City Florida Holding Co. I/II, 7.623%, due 05/01/10	596,550
525,000	#,C	USB Realty Corp., 6.091%, due 12/22/49	383,557
			10,069,596
		Electric: 7.5%
165,000	C	AES Corp., 8.000%, due 10/15/17	162,525
406,000	#,C	AES Corp., 8.750%, due 05/15/13	423,255
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	72,953
465,000	C	Edison Mission Energy, 7.000%, due 05/15/17	437,100
1,105,000	#,C	Energy Future Holdings, 10.875%, due 11/01/17	1,121,575
57,975	C	Homer City Funding, LLC, 8.734%, due 10/01/26	62,468
78,387	C	Midwest Generation, LLC, 8.300%, due 07/02/09	78,975
431,592	C	Midwest Generation, LLC, 8.560%, due 01/02/16	445,618
680,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	677,450
605,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	570,969
145,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	137,388
1,035,000	#,C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,019,475
			5,209,751
		Electrical Components & Equipment: 0.1%
42,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	43,050
			43,050

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Entertainment: 3.4%
$25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	$22,313
700,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	696,500
215,000	+,C	Marquee Holdings, Inc., 12.000%, due 08/15/14	169,850
280,000	#,C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	248,500
387,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	382,163
255,000	#,C	Scientific Games Corp., 7.875%, due 06/15/16	255,000
310,000	#,C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	253,425
355,000	C	Warner Music Group, 7.375%, due 04/15/14	296,869
			2,324,620
		Environmental Control: 2.4%
425,000	C	Allied Waste North America, Inc., 7.250%, due 03/15/15	426,063
825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	837,375
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	428,188
			1,691,626
		Food: 0.8%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,538
375,000	C	Dean Foods Co., 7.000%, due 06/01/16	327,188
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	28,560
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	39,453
115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	116,150
			537,889
		Forest Products & Paper: 2.6%
380,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	142,500
450,000	@@,C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	171,000
490,000	C	Domtar Corp., 5.375%, due 12/01/13	436,100
80,000	#,C	Georgia-Pacific Corp., 7.000%, due 01/15/15	75,600
400,000	#,C	Georgia-Pacific Corp., 7.125%, due 01/15/17	378,000
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	27,513
235,000	C	NewPage Corp., 12.000%, due 05/01/13	238,525
115,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.623%, due 08/01/14	106,375

Principal Amount			Value
$245,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	$240,713
			1,816,326
		Healthcare-Products: 1.8%
202,000	#,C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	203,515
250,000		Biomet, Inc., 1.000%, due 10/15/17	268,125
400,000		Biomet, Inc., 11.625%, due 10/15/17	426,000
390,000	C	Boston Scientific Corp., 6.250%, due 11/15/15	366,600
			1,264,240
		Healthcare-Services: 5.9%
220,000	C	Centene Corp., 7.250%, due 04/01/14	209,000
575,000	C	DaVita, Inc., 7.250%, due 03/15/15	562,063
660,000	C	HCA, Inc., 9.250%, due 11/15/16	681,450
975,000	&,C	HCA, Inc., 9.625%, due 11/15/16	1,006,688
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	532,325
415,000	C	Select Medical Corp., 7.625%, due 02/01/15	366,238
205,000	C	Select Medical Corp., 8.449%, due 09/15/15	182,450
230,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	231,150
145,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	135,575
200,000	&,C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	185,000
			4,091,939
		Holding Companies-Diversified: 0.6%
470,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	425,350
			425,350
		Home Furnishings: 0.4%
245,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	247,450
			247,450
		Household Products/Wares: 1.0%
365,000	C	American Achievement Corp., 8.250%, due 04/01/12	359,525
250,000	C	Jarden Corp., 7.500%, due 05/01/17	218,750
115,000	+,C	Visant Holding Corp., Discount Note, due 12/01/13	112,125
			690,400

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Iron/Steel: 0.2%
$155,000	&,C	Metals USA Holdings Corp., 8.791%, due 07/01/12	$143,375
			143,375
		Leisure Time: 0.6%
510,000	C	Travelport, LLC, 11.875%, due 09/01/16	420,750
			420,750
		Lodging: 1.8%
1,110,000	#,C	Harrah's Operating Co., Inc., 10.750%, due 02/01/16	926,836
420,000	C	MGM Mirage, 7.500%, due 06/01/16	347,550
			1,274,386
		Machinery-Diversified: 0.0%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	27,945
			27,945
		Media: 10.6%
370,000	C	American Media Operations, Inc. - Series B, 10.250%, due 05/01/09	298,775
13,453	#,C	American Media Operations, Inc., 10.250%, due 05/01/09	10,863
25,000		Cablevision Systems Corp., 7.133%, due 04/01/09	25,125
400,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	380,000
645,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	627,263
680,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	647,700
385,000	#,C	CSC Holdings, Inc., 8.500%, due 06/15/15	380,188
840,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	758,100
90,000	C	Dex Media, Inc., 8.000%, due 11/15/13	66,150
340,000	#,C	DirecTV Holdings, LLC/DirecTV Financing Co., 7.625%, due 05/15/16	336,600
710,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	658,525
535,000	C	Idearc, Inc., 8.000%, due 11/15/16	339,056
365,000	&,#,C	ION Media Networks, Inc., 8.963%, due 01/15/13	236,338
350,000		Liberty Media, LLC, 8.250%, due 02/01/30	306,641
430,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	386,463
310,003	+,C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	299,153
490,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	428,750

Principal Amount			Value
$350,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	$354,375
370,000	@@,C	Quebecor Media, Inc., 7.750%, due 03/15/16	345,950
20,000	#,C	R.H. Donnelley Corp., 8.875%, due 10/15/17	12,000
555,000	C	Radio One, Inc., 6.375%, due 02/15/13	407,925
			7,305,940
		Metal Fabricate/Hardware: 0.0%
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	35,910
			35,910
		Mining: 0.7%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	26,865
525,000	C	Noranda Aluminium Acquisition Corp., 6.828%, due 05/15/15	455,438
			482,303
		Miscellaneous Manufacturing: 1.6%
270,000	C	Harland Clarke Holdings Corp., 7.426%, due 05/15/15	201,150
340,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	280,500
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	46,690
583,187		Rexnord Corp., 1.575%, due 03/02/13	554,028
			1,082,368
		Oil & Gas: 7.8%
335,000	#,C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	350,075
380,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	387,600
415,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	362,088
215,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	207,475
260,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	260,000
460,000	C	Forest Oil Corp., 7.250%, due 06/15/19	443,900
420,000	@@,#,C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	336,000
470,000	#,C	Hilcorp Energy I LP, 7.750%, due 11/01/15	453,550
360,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	385,200
335,000	C	Newfield Exploration Co., 7.125%, due 05/15/18	319,088
495,000	@@,C	OPTI Canada, Inc., 8.250%, due 12/15/14	495,000
39,000	@@,C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,390
290,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	298,700

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas (continued)
$390,000	C	Plains Exploration & Production Co., 7.625%, due 06/01/18	$391,950
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	23,744
250,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	248,750
355,000	#,C	Southwestern Energy Co., 7.500%, due 02/01/18	367,038
			5,369,548
		Oil & Gas Services: 0.9%
290,000	@@,C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	291,813
350,000	#,C	Key Energy Services, Inc., 8.375%, due 12/01/14	358,750
			650,563
		Packaging & Containers: 0.0%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	15,540
			15,540
		Pharmaceuticals: 0.0%
14,000	@@,C	Elan Finance PLC, 7.750%, due 11/15/11	13,650
			13,650
		Pipelines: 2.7%
495,000	C	El Paso Corp., 7.000%, due 06/15/17	486,926
570,000	C	El Paso Corp., 7.250%, due 06/01/18	564,300
605,000	@@,C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	541,475
265,000	#,C	Targa Resources Partners L.P., 8.250%, due 07/01/16	257,050
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	40,560
			1,890,311
		Real Estate: 0.1%
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	46,491
20,000	C	Ventas Realty LP, 8.750%, due 05/01/09	20,500
			66,991
		Retail: 2.5%
530,000	C	Albertson's, Inc., 7.450%, due 08/01/29	504,009
540,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	357,075
34,000	C	Couche-Tard US LP, 7.500%, due 12/15/13	33,745
505,000	&,C,W	General Nutrition Centers, Inc., 7.199%, due 03/15/14	429,250
235,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	240,875
39,000	C	Landry's Restaurants, Inc., 9.500%, due 12/15/14	38,123

Principal Amount			Value
$75,000	C	Pantry, Inc., 7.750%, due 02/15/14	$56,625
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	53,865
			1,713,567
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	35,388
			35,388
		Semiconductors: 0.0%
14,000	@@,C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	5,460
			5,460
		Telecommunications: 10.9%
250,000	C	Centennial Cellular Communications Corp., 8.125%, due 02/01/14	248,750
250,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	258,750
55,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	56,100
325,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	316,063
465,000	C	Citizens Communications Co., 9.000%, due 08/15/31	420,825
770,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	744,975
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	56,025
840,000	@@,C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	854,700
520,000	&,C	iPCS, Inc., 6.123%, due 05/01/14	444,600
770,000	C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	744,975
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	19,500
540,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	515,700
860,000	C	Rural Cellular Corp., 5.682%, due 06/01/13	866,450
910,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	759,463
300,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	286,440
670,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	577,109
200,000	C	West Corp., 9.500%, due 10/15/14	181,000
220,000	C	West Corp., 11.000%, due 10/15/16	187,000
			7,538,425
		Textiles: 0.1%
45,000	#,C	Invista, 9.250%, due 05/01/12	46,238
			46,238

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Transportation: 0.7%
$405,000	C	Bristow Group, Inc., 7.500%, due 09/15/17	$408,038
55,000	@@,C	CHC Helicopter Corp., 7.375%, due 05/01/14	57,338
			465,376
		Total Corporate Bonds/Notes (Cost $72,077,773)	67,445,260
ASSET-BACKED SECURITIES: 0.5%
		Home Equity Asset-Backed Securities: 0.5%
223,039	C	Ameriquest Mortgage Securities, Inc., 3.833%, due 02/25/33	191,825
176,207	C,S	Morgan Stanley Capital I, 3.683%, due 06/25/33	149,889
			341,714
		Total Asset-Backed Securities (Cost $332,459)	341,714
Shares			Value
COMMON STOCK: 0.3%
		Chemicals: 0.2%
16,000		Huntsman Corp.	$182,400
			182,400
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	32,800
1,315		Virgin Media, Inc.	17,897
			50,697
		Total Common Stock (Cost $436,295)	233,097
PREFERRED STOCK: 0.0%
		Media: 0.0%
2	&,P	ION Media Networks, Inc.	14,017
		Total Preferred Stock (Cost $17,392)	14,017
WARRANTS: 0.0%
		Building Materials: 0.0%
195	#,I	Dayton Superior Corp.	2
			2
		Media: 0.0%
48		XM Satellite Radio Holdings, Inc.	12
			12
		Telecommunications: 0.0%
218	#	NTELOS, Inc. - CW10	—
			—
		Total Warrants (Cost $6,440)	14
		Total Long-Term Investments (Cost $72,870,359)	68,034,102

Shares			Value
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Fund: 1.0%
675,000	**	ING Institutional Prime Money Market Fund	$675,000
		Total Mutual Fund (Cost $675,000)	675,000

Principal Amount		Value
	Repurchase Agreement: 0.5%
$354,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%,due 07/01/08, $354,024 to be received upon repurchase (Collateralized by $370,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $365,264, due 12/30/08)	$354,000
	Total Repurchase Agreement (Cost $354,000)	354,000

Total Short-Term Investments (Cost $1,029,000)		1,029,000
Total Investments in Securities (Cost $73,899,359)*	99.8%	$69,063,102
Other Assets and Liabilities - Net	0.2	136,542
Net Assets	100.0%	$69,199,644

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Portfolios' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

W  Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

**  Investment in affiliate

*  Cost for federal income tax purposes is $73,950,261.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$259,155
Gross Unrealized Depreciation	(5,146,314)
Net Unrealized Depreciation	$(4,887,159)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$908,109	$—
Level 2 — Other Significant Observable Inputs	66,983,760	147,412
Level 3 — Significant Unobservable Inputs	1,171,233	—
Total	$69,063,102	$147,412

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$1,228,811	$—
Net purchases/sales	242,453	—
Total realized and unrealized gain (loss)	(300,199)	—
Amortization of premium/discount	168	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$1,171,233	$—

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

For the six months ended June 30, 2008, total unrealized gain (loss) on Level 3 securities attributable to the change in net assets was $(200,659). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statements of Operations.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

ING VP High Yield Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Beazer Homes USA 6.500%, 11/15/13	Sell	5.000	06/20/09	USD	1,000,000	$15,349
JPMorgan Chase Bank N.A., New York	Centex Corp. 5.250%, 06/15/15	Buy	(4.000)	06/20/13	USD	1,000,000	23,227
Goldman Sachs International	Constellation Brands Inc. 7.250%, 09/01/16	Sell	3.710	06/20/13	USD	2,000,000	(24,937)
Goldman Sachs International	GAP Inc. 8.800%, 12/15/08	Buy	(0.970)	09/20/13	USD	1,000,000	(1,394)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	5.000	06/20/11	USD	1,000,000	(104,852)
Merrill Lynch International	General Motors 7.125%. 07/15/13	Sell	5.000	03/20/09	USD	1,000,000	(22,974)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	06/20/09	USD	1,000,000	(41,001)
Goldman Sachs International	Harrah's Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000	06/20/09	USD	1,000,000	(14,494)
Goldman Sachs International	Idearc Inc. 8.000%, 11/15/16	Sell	5.000	06/20/09	USD	1,000,000	(5,438)
JPMorgan Chase Bank N.A., New York	K. Hovnanian Enterprises 6.500%, 01/15/14	Sell	5.000	06/20/09	USD	1,000,000	(17,899)
Goldman Sachs International	KB Home 6.250%, 06/15/15	Buy	(4.300)	09/20/13	USD	1,000,000	—
Goldman Sachs International	Lowe's Companies Inc. 8.250%, 06/01/10	Buy	(0.640)	09/20/13	USD	1,000,000	845
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	1,000,000	165,882
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	600,000	(250,138)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	600,000	288,187
Goldman Sachs International	RadioShack Corp. 7.375%, 05/15/11	Buy	(2.150)	09/20/13	USD	1,000,000	1,894
JPMorgan Chase Bank N.A., New York	Ryland Group 5.375%, 01/15/15	Buy	(3.550)	09/20/13	USD	1,000,000	—
Goldman Sachs International	Standard Pacific Corp. 7.000%, 08/15/15	Sell	6.400	09/20/13	USD	1,000,000	—
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	600,000	77,914
Goldman Sachs International	Tyson Foods Inc. 6.600%, 04/01/16	Buy	(2.020)	06/20/13	USD	2,000,000	70,565
Goldman Sachs International	VF Corp. 8.500%, 10/01/10	Buy	(0.710)	09/20/13	USD	1,000,000	1,415
Credit Suisse International	Visteon Corp. 7.000%, 03/10/14	Sell	5.000	06/20/09	USD	1,000,000	(25,146)
Goldman Sachs International	Whirlpool Corp. 7.750%, 07/15/16	Buy	(0.980)	06/20/13	USD	1,000,000	10,407
							$147,412

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED)

Shares			Value
COMMON STOCK: 93.6%
		Austria: 2.0%
137,900		Voestalpine AG	$11,285,103
			11,285,103
		Brazil: 1.9%
619,900		Banco do Brasil SA	10,088,698
600	@	OGX Petroleo e Gas Participacoes SA	474,202
			10,562,900
		Canada: 3.8%
851,900	@	Bombardier, Inc. - Class B	6,190,624
108,912		EnCana Corp.	9,971,584
102,300	L	GoldCorp, Inc.	4,723,191
			20,885,399
		France: 9.2%
421,301		Air France-KLM	10,049,221
380,515	L	AXA SA ADR	11,194,751
105,000		Peugeot SA	5,671,276
147,476	L	Sanofi-Aventis	9,799,638
170,480	L	Total SA	14,511,024
			51,225,910
		Germany: 5.7%
64,700	L	Deutsche Bank AG	5,522,145
70,315		E.ON AG	14,164,980
211,500	L	Kloeckner & Co. AG	12,059,553
			31,746,678

Shares			Value
		Greece: 1.3%
165,000		National Bank of Greece SA	$7,426,142
			7,426,142
		Hong Kong: 3.4%
884,000		Henderson Land Development Co., Ltd.	5,526,992
1,442,000		Hongkong Land Holdings Ltd.	6,131,854
704,500		Swire Pacific Ltd.	7,211,152
			18,869,998
		Italy: 5.9%
1,101,100	L	Enel S.p.A.	10,445,510
347,972		ENI S.p.A.	12,927,303
2,173,462	L	Terna S.p.A	9,184,470
			32,557,283
		Japan: 27.7%
820,700	L	Bridgestone Corp.	12,590,334
62,800		Daito Trust Construction Co., Ltd.	3,045,869
1,628		East Japan Railway Co.	13,260,565
1,269,000		Hitachi Ltd.	9,138,672
1,109,000		Mitsubishi Gas Chemical Co., Inc.	7,989,266
1,150,700		Namco Bandai Holdings, Inc.	13,047,915
1,320,000		Nippon Express Co., Ltd.	6,339,442
757,300		Nomura Holdings, Inc.	11,214,379
808,000	L	Pacific Metals Co., Ltd.	6,619,314
1,130,600		Sumitomo Corp.	14,854,125
1,708		Sumitomo Mitsui Financial Group, Inc.	12,844,516
171,000		Tokyo Electron Ltd.	9,861,235
830,000		Toshiba Corp.	6,123,357
384,700		Toyota Motor Corp.	18,159,382
480,000		Yamaha Motor Co., Ltd.	8,989,447
			154,077,818
		Mexico: 1.0%
6,274,800		Consorcio ARA, S.A. de C.V.	5,792,254
			5,792,254
		Netherlands: 6.2%
954,000		Aegon NV	12,541,995
745,400		Royal KPN NV	12,743,995
321,598		Unilever NV	9,094,361
			34,380,351
		Russia: 2.0%
188,900	@,L	OAO Gazprom ADR	10,912,533
			10,912,533
		Singapore: 2.1%
859,000		United Overseas Bank Ltd.	11,792,598
			11,792,598
		South Korea: 1.8%
16,817		Samsung Electronics Co., Ltd.	10,047,122
			10,047,122
		Sweden: 3.3%
656,400		Nordea Bank AB	8,994,331
297,400		Ssab Svenskt Stal AB	9,538,007
			18,532,338

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Shares			Value
		Switzerland: 3.7%
32,230	@	Swiss Life Holding	$8,573,810
46,400		Zurich Financial Services AG	11,825,259
			20,399,069
		Taiwan: 1.8%
6,847,128		Wistron Corp.	9,773,162
			9,773,162
		United Kingdom: 10.8%
62,506		Anglo American PLC	4,390,025
1,124,560		Cadbury PLC	14,167,597
954,500		HSBC Holdings PLC	14,696,935
1,830,300		Marks & Spencer Group PLC	11,901,569
4,969,088		Vodafone Group PLC	14,640,474
			59,796,600
		Total Common Stock (Cost $559,788,346)	520,063,258
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		France: 2.0%
48,224	L	Unibail	11,104,911
		Total Real Estate Investment Trusts (Cost $12,071,984)	11,104,911
EXCHANGE-TRADED FUNDS: 2.0%
		Developed Markets: 2.0%
160,900	L	iShares MSCI EAFE Index Fund	11,053,830
		Total Exchange-Traded Funds (Cost $11,716,643)	11,053,830
		Total Long-Term Investments (Cost $583,576,973)	542,221,999
SHORT-TERM INVESTMENTS: 20.3%
		Mutual Fund: 4.2%
23,650,000	**	ING Institutional Prime Money Market Fund	23,650,000
		Total Mutual Fund (Cost $23,650,000)	23,650,000

Principal Amount		Value
	Repurchase Agreement: 3.5%
$19,287,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $19,288,286 to be received upon repurchase (Collateralized by $19,930,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $19,674,896, due 12/30/08)	$19,287,000
Total Repurchase Agreement (Cost $19,287,000)		19,287,000

Principal Amount		Value
	Securities Lending Collateralcc: 12.6%
$69,963,443	Bank of New York Mellon Corp. Institutional Cash Reserves	$69,963,443
Total Securities Lending Collateral (Cost $69,963,443)		69,963,443
Total Short-Term Investments (Cost $112,900,443)		112,900,443

Total Investments in Securities (Cost $696,477,416)*	117.9%	$655,122,442
Other Assets and Liabilities - Net	(17.9)	(99,427,528)
Net Assets	100.0%	$555,694,914

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2008.

**  Investment in affiliate

*  Cost for federal income tax purposes is $697,405,014.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,936,619
Gross Unrealized Depreciation	(52,219,191)
Net Unrealized Depreciation	$(42,282,572)
Industry	Percentage of Net Assets
Airlines	1.8%
Auto Manufacturers	4.3
Auto Parts & Equipment	2.3
Banks	12.8
Chemicals	1.4
Computers	1.8
Distribution/Wholesale	2.7
Diversified	2.0
Diversified Financial Services	2.0
Electric	6.1
Electrical Components & Equipment	1.7
Electronics	1.1
Food	4.2
Holding Companies - Diversified	1.3
Home Builders	1.0
Insurance	7.9
Iron/Steel	5.9
Leisure Time	1.6
Mining	2.8
Miscellaneous Manufacturing	1.1
Oil & Gas	8.8
Pharmaceuticals	1.8
Real Estate	2.7
Retail	2.1
Semiconductors	3.6
Telecommunications	4.9
Toys/Games/Hobbies	2.4
Transportation	3.5
Other Long-Term Investments	2.0
Short-Term Investments	20.3
Other Assets and Liabilities - Net	(17.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2008 (UNAUDITED) (CONTINUED)

Fair Value Measurements — Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Portfolio's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$200,490,960	$—
Level 2 — Other Significant Observable Inputs	454,631,482	2,521,859
Level 3 — Significant Unobservable Inputs	—	—
Total	$655,122,442	$2,521,859

*  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

At June 30, 2008 the following forward currency contracts were outstanding for the ING VP International Value Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation
Japanese Yen JPY 5,000,000,000	Buy	07/03/08	46,778,811	47,095,975	$317,164
					$317,164
Japanese Yen JPY 5,000,000,000	Sell	07/03/08	49,300,670	47,095,975	$2,204,695
					$2,204,695

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UVPTADVIS  (0608-082008)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2008

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2008